UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Retirement Series

Semi-Annual Report

June 30, 2022

Equity

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement International Equity Portfolio

Lazard Retirement US Small-Mid Cap Equity Portfolio

Multi-Asset

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Lazard Retirement Series, Inc. Table of Contents

2	A Message from Lazard (unaudited)

4	Performance Overviews (unaudited)

8	Information About Your Portfolio’s Expenses (unaudited)

10	Portfolio Holdings Presented by Sector (unaudited)

11	Portfolios of Investments (unaudited)

11	Lazard Retirement Emerging Markets Equity Portfolio

16	Lazard Retirement International Equity Portfolio

21	Lazard Retirement US Small-Mid Cap Equity Portfolio

27	Lazard Retirement Global Dynamic Multi-Asset Portfolio

54	Notes to Portfolios of Investments (unaudited)

58	Statements of Assets and Liabilities (unaudited)

60	Statements of Operations (unaudited)

62	Statements of Changes in Net Assets (unaudited)

65	Financial Highlights (unaudited)

71	Notes to Financial Statements (unaudited)

95	Other Information (unaudited)

Shares of the Portfolios are currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis.

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about Lazard Retirement Series, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report   1

Lazard Retirement Series, Inc. A Message from Lazard (unaudited)

Dear Shareholder:

The first six months of 2022 were a turbulent period for financial markets, as optimism about the global economic outlook, which remained resilient throughout 2021, gave way to growing anxiety about worsening inflationary pressure.

Events during the period conspired to create stiff macro headwinds for markets. The economic fallout from Russia’s invasion of Ukraine and the harsh retaliatory sanctions imposed by Western countries rippled across financial markets and the wider global economy because of Russia’s stature as one of the world’s largest producers of oil, natural gas, and other commodities. Energy prices rose sharply, and supply chains bottlenecks worsened due to shortages of Russian industrial metals. Supply chains were further snarled when the Chinese government imposed harsh lockdowns on some of China’s most important cities, including those that serve as global manufacturing hubs, in an attempt to stamp out a rapidly spreading coronavirus outbreak.

With inflation reaching levels not seen in decades, the global monetary landscape shifted dramatically in the period, as policymakers sought to rein in soaring prices by pulling back from the ultra-low interest-rate-policies they implemented to contain the economic fallout from the coronavirus pandemic. In all, central banks from at least 45 countries raised interest rates in the first six months of 2022. At the same time, investors grew nervous that interest rates hikes, especially from major central banks, would tip the fragile global economy into a recession. In the US, the Federal Reserve (the “Fed”) adopted an increasingly aggressive posture during the period, raising its benchmark short-term interest rate by 25 basis points (bps), 50 bps, and 75 bps in March, May, and June, respectively, with more hikes likely, as domestic inflation reached a 40-year high. The Fed also began reducing its $9 trillion balance sheet of Treasury and mortgage bonds in June, which further tightened financial conditions. Across the Atlantic, the European Central Bank stated that it was prepared to raise interest rates in July for the first time in over a decade amid soaring inflation in the euro zone. Elsewhere in Europe, the Bank of England increased its benchmark interest rate four times in the six-month period, as inflation in the UK reached a level not seen since 1982.

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Against this backdrop, global equity markets, as measured by the MSCI All Country World Index, fell 20.2% in the period, as stock investors fretted about the impact soaring inflation would have on corporate earnings. Notably, the S&P 500 Index recorded its worst first-half performance since 1970. The Fed’s aggressive rate-hike campaign also drove up the yields of risk-free US Treasury bonds, which undercut the appeal of stocks.

Meanwhile, global bond markets also came under pressure as many central banks transitioned from ultra-accommodative monetary policies to tighter regimes to tame increasing inflationary pressures. Sovereign rates rose amid the faster-than-expected acceleration of central bank interest rate hikes and, in the case of the Fed, balance sheet shrinking. Although credit spreads initially did well in the first quarter of the year, the second quarter saw both investment grade and high yield spreads generally widen compared to historical levels. Consequently, many bond markets around the world suffered losses, with many indices posting outsized year-to-date negative returns through mid-year. Notable among this group of indices was the Bloomberg Global Aggregate Bond Index, which fell 13.9% in the period. Underscoring the high level of risk aversion in the markets, the US dollar continued to strengthen, asserting itself as the safe-haven global currency and further supported by a hawkish central bank determined to regain its inflation fighting credibility.

The challenging market conditions in 2022 are a reminder of the importance of active portfolio management. Turbulent markets are likely to differentiate winners from losers. We remain confident that fundamental analysis and security selection will be crucial drivers of performance going forward. We are privileged that you have turned to Lazard for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report   3

Lazard Retirement Series, Inc. Performance Overviews (unaudited)

Please see the “Notes to the Performance Overviews” for important information about the calculation of total returns, performance information generally, performance differences between Service Shares and Investor Shares, and the indexes shown below.

Lazard Retirement Emerging Markets Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement Emerging Markets Equity Portfolio and the MSCI Emerging Markets® Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One Year	Five Years	Ten Years
Service Shares	–19.37%	–0.83%	1.08%
Investor Shares	–19.20%	–0.59%	1.33%
MSCI Emerging Markets Index	–25.28%	2.18%	3.06%

Lazard Retirement International Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement International Equity Portfolio and the MSCI EAFE® Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One Year	Five Years	Ten Years
Service Shares	–17.07%	1.53%	4.52%
MSCI EAFE Index	–17.77%	2.20%	5.40%

4   Semi-Annual Report

Lazard Retirement US Small-Mid Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement US Small-Mid Cap Equity Portfolio and the Russell 2500® Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One Year	Five Years	Ten Years
Service Shares	–17.52%	4.89%	8.77%
Russell 2500 Index	–21.00%	7.04%	10.49%

Semi-Annual Report   5

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement Global Dynamic Multi-Asset Portfolio, the MSCI World® Index and the GDMA Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One Year	Five Years	Ten Years
Service Shares	–13.18%	2.30%	5.06%
Investor Shares	–13.03%	N/A	N/A
MSCI World Index	–14.34%	7.67%	9.51%
GDMA Index	–14.62%	3.77%	4.92%

Notes to Performance Overviews:

Information About Portfolios Performance Shown Above

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolios may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”), or DST Asset Manager Solutions, Inc., the Fund’s transfer agent and dividend disbursing agent (“DST”); without such waiver/reimbursement of expenses, the Portfolios returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Returns for a period of less than one year are not annualized.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of an investment in a Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated, there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

6   Semi-Annual Report

The performance of Service Shares and Investor Shares may vary, primarily based on the differences in fees borne by shareholders investing in different classes.

Information About Index Performance Shown Above

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The MSCI Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI Emerging Markets Index consists of 24 emerging markets country indices.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed markets equity performance, excluding the United States and Canada. The MSCI EAFE Index consists of 21 developed markets country indices.

The Russell 2500 Index measures the performance of the small- to mid-capitalization segment of the US equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. The Russell 3000 Index measures the performance of the largest 3000 US companies, representing approximately 98% of the investable US equity market. The Russell 2500 Index includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

The MSCI World Index is a free-float-adjusted market capitalization index that is designed to measure global developed markets equity performance. The MSCI World Index consists of 23 developed markets country indices.

The GDMA Index is a blended index constructed by the Investment Manager that is comprised of 50% MSCI World Index and 50% Bloomberg Global Aggregate® Index and is rebalanced monthly. The Bloomberg Global Aggregate Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt and global Treasury.

Semi-Annual Report   7

Lazard Retirement Series, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Service Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2022 through June 30, 2022 and held for the entire period.

Actual Expenses

For each share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that you also bear fees and charges imposed by participating insurance companies at the separate account level, which are described in the separate prospectuses issued by the participating insurance companies. Such charges will have the effect of reducing account value.

8   Semi-Annual Report

Portfolios	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Annualized Expense Ratio During Period 1/1/22-6/30/22

Emerging Markets Equity
Service Shares
Actual	$1,000.00	$846.30	$6.55	1.43%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.15	1.43%
Investor Shares
Actual	$1,000.00	$847.00	$5.40	1.18%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91	1.18%

International Equity
Service Shares
Actual	$1,000.00	$826.40	$4.98	1.10%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51	1.10%

US Small-Mid Cap Equity
Service Shares
Actual	$1,000.00	$804.80	$5.15	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%

Global Dynamic Multi-Asset
Service Shares
Actual	$1,000.00	$822.00	$4.74	1.05%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26	1.05%
Investor Shares
Actual	$1,000.00	$822.40	$4.07	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51	0.90%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Semi-Annual Report   9

Lazard Retirement Series, Inc.

Portfolio Holdings Presented by Sector June 30, 2022 (unaudited)

Sector*	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement US Small- Mid Cap Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio#

Communication Services	5.3%	4.4%	3.7%	4.4%
Consumer Discretionary	10.6	12.6	10.0	7.6
Consumer Staples	6.6	9.3	3.2	6.4
Energy	8.3	7.5	5.1	1.6
Financials	25.9	12.9	14.1	12.6
Health Care	4.1	12.7	12.2	7.8
Industrials	4.4	18.3	18.7	7.6
Information Technology	20.2	4.9	13.8	9.8
Materials	8.0	6.5	7.2	1.7
Real Estate	3.1	2.2	6.2	2.0
Utilities	1.9	6.2	2.1	2.1
Municipal	—	—	—	1.0
Sovereign Debt	—	—	—	30.9
US Treasury Securities	—	—	—	1.7
Short-Term Investments	1.6	2.5	3.7	2.8
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.
#	Equity sector breakdown is based upon the underlying holdings of exchange-traded funds held by the Portfolio.

10   Semi-Annual Report

Lazard Retirement Series, Inc. Portfolios of Investments

June 30, 2022 (unaudited)

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks | 95.7%

Austria | 0.6%
Mondi PLC	111,060	$1,970,136

Brazil | 11.3%
Banco do Brasil SA	845,802	5,394,696
BB Seguridade Participacoes SA	1,661,300	8,240,711
CCR SA	2,335,150	5,590,849
Engie Brasil Energia SA	366,998	2,896,181
Petroleo Brasileiro SA Sponsored ADR	682,525	7,971,892
Vale SA Sponsored ADR	202,131	2,957,176
Vibra Energia SA	704,300	2,248,775
		35,300,280
China | 25.8%
A-Living Smart City Services Co., Ltd.	2,389,750	3,906,050
AAC Technologies Holdings, Inc.	549,691	1,270,344
Anhui Conch Cement Co., Ltd., Class H	1,049,375	4,587,617
China Construction Bank Corp., Class H	17,489,038	11,758,603
China Medical System Holdings, Ltd.	1,665,000	2,602,300
China Merchants Bank Co., Ltd., Class H	638,237	4,341,551
China Shenhua Energy Co., Ltd., Class H	952,775	2,761,462
China Vanke Co., Ltd., Class H	2,117,400	5,407,083
ENN Natural Gas Co., Ltd., Class A	1,038,200	2,886,495
Gree Electric Appliances, Inc. of Zhuhai, Class A	901,499	4,546,404
Hengan International Group Co., Ltd.	1,114,527	5,235,377
Huayu Automotive Systems Co., Ltd., Class A	817,900	2,814,249
Lenovo Group, Ltd.	5,760,000	5,395,532
Ping An Insurance (Group) Co. of China, Ltd., Class H	908,500	6,288,301
Sinopharm Group Co., Ltd., Class H	2,895,997	7,077,698
Tingyi (Cayman Islands) Holding Corp.	2,748,000	4,714,320
Weichai Power Co., Ltd., Class H	3,067,958	4,950,031
		80,543,417

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   11

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Egypt | 0.9%
Commercial International Bank Egypt SAE GDR	1,649,155	$2,738,145
Commercial International Bank Egypt SAE GDR (United States) (*)	1,093	1,814
		2,739,959

Greece | 1.1%
OPAP SA	241,254	3,466,096

Hong Kong | 1.1%
ASM Pacific Technology, Ltd.	400,788	3,413,183

Hungary | 1.1%
OTP Bank Nyrt	155,713	3,488,179

India | 6.9%
Axis Bank, Ltd. (*)	351,280	2,839,527
Bajaj Auto, Ltd.	59,524	2,807,753
Bharat Petroleum Corp., Ltd.	529,960	2,072,350
Hero MotoCorp, Ltd.	72,521	2,502,232
Indus Towers, Ltd.	1,632,388	4,330,219
Petronet LNG, Ltd.	1,304,008	3,593,755
UPL, Ltd.	441,324	3,540,019
		21,685,855

Indonesia | 4.3%
PT Astra International Tbk	8,046,004	3,575,283
PT Bank Mandiri (Persero) Tbk	9,533,930	5,089,881
PT Telkom Indonesia (Persero) Tbk ADR	138,892	3,755,640
PT United Tractors Tbk	493,000	938,156
		13,358,960

The accompanying notes are an integral part of these financial statements.

12   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Mexico | 4.8%
America Movil SAB de CV, Class L Sponsored ADR	172,316	$3,520,416
Grupo Financiero Banorte SAB de CV, Class O	463,765	2,586,863
Grupo Mexico SAB de CV, Series B	1,004,823	4,160,800
Kimberly-Clark de Mexico SAB de CV, Series A	1,945,189	2,633,954
Ternium SA Sponsored ADR	62,681	2,262,157
		15,164,190

Portugal | 2.6%
Galp Energia SGPS SA	681,317	7,986,430

Russia | 0.0%
LUKOIL PJSC Sponsored ADR (¢)	61,216	0
Mobile TeleSystems PJSC Sponsored ADR (¢)	545,705	1
Sberbank of Russia PJSC (*), (¢)	1,580,119	1
		2

South Africa | 7.4%
Anglo American PLC	75,150	2,683,224
Life Healthcare Group Holdings, Ltd.	2,590,508	2,857,697
Nedbank Group, Ltd.	506,184	6,458,930
Sanlam, Ltd.	689,103	2,242,046
Standard Bank Group, Ltd.	390,378	3,727,888
The Bidvest Group, Ltd.	227,826	2,935,882
Vodacom Group, Ltd.	286,114	2,309,521
		23,215,188

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   13

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

South Korea | 14.1%
Coway Co., Ltd.	77,639	$3,824,168
Hyundai Mobis Co., Ltd.	21,903	3,360,564
KB Financial Group, Inc.	145,953	5,419,091
Kia Corp.	51,005	3,043,026
KT Corp.	75,209	2,113,854
KT&G Corp.	42,120	2,666,212
Samsung Electronics Co., Ltd.	217,470	9,526,199
Shinhan Financial Group Co., Ltd.	179,203	5,127,370
SK Hynix, Inc.	128,356	8,978,000
		44,058,484

Taiwan | 10.5%
ASE Technology Holding Co., Ltd.	2,070,000	5,332,136
Globalwafers Co., Ltd.	151,000	2,287,508
Hon Hai Precision Industry Co., Ltd.	1,595,320	5,835,854
MediaTek, Inc.	120,000	2,613,507
Novatek Microelectronics Corp.	407,000	4,110,967
Quanta Computer, Inc.	2,069,000	5,540,124
Taiwan Semiconductor Manufacturing Co., Ltd.	254,989	4,061,114
Wiwynn Corp.	129,000	3,009,756
		32,790,966

Thailand | 1.7%
Kasikornbank Public Co., Ltd.	694,669	2,983,376
The Siam Cement Public Co., Ltd. (‡)	218,308	2,309,353
		5,292,729

United Kingdom | 1.5%
Unilever PLC	104,346	4,750,554

Total Common Stocks (Cost $306,922,336)		299,224,608

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (concluded)

Short-Term Investments | 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $4,874,719)	4,874,719	$4,874,719

Total Investments | 97.3% (Cost $311,797,055)		$304,099,327

Cash and Other Assets in Excess of Liabilities | 2.7%		8,413,709

Net Assets | 100.0%		$312,513,036

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   15

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio

Common Stocks | 98.2%

Canada | 4.9%
CAE, Inc. (*)	44,448	$1,095,316
Suncor Energy, Inc.	75,681	2,655,185
TMX Group, Ltd.	16,066	1,635,057
		5,385,558

China | 6.1%
Alibaba Group Holding, Ltd. (*)	121,200	1,728,883
Autohome, Inc. ADR	25,570	1,005,668
China Longyuan Power Group Corp., Ltd., Class H	587,000	1,144,959
ENN Energy Holdings, Ltd.	88,700	1,459,098
ESR Group, Ltd. (*)	534,000	1,445,207
		6,783,815

Denmark | 2.2%
Carlsberg AS, Class B	14,021	1,788,529
Vestas Wind Systems A/S	31,603	669,716
		2,458,245

Finland | 2.2%
Nordea Bank Abp	172,317	1,517,540
Sampo Oyj, A Shares	21,434	933,395
		2,450,935

France | 12.4%
Air Liquide SA	16,622	2,246,660
Capgemini SE	10,716	1,853,108
Engie SA	230,377	2,673,851
Pernod Ricard SA	8,982	1,663,787
Sanofi	37,607	3,803,034
Thales SA	12,195	1,495,916
		13,736,356

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Germany | 8.0%
Continental AG	21,226	$1,479,175
Infineon Technologies AG	42,388	1,025,588
Merck KGaA	12,386	2,090,495
MTU Aero Engines AG	11,072	2,015,462
Rheinmetall AG	5,751	1,328,001
Vonovia SE	31,642	975,124
		8,913,845

Hong Kong | 0.9%
Prudential PLC	82,478	1,025,942

India | 1.3%
Reliance Industries, Ltd.	43,465	1,431,168

Ireland | 3.2%
ICON PLC (*)	10,214	2,213,374
Ryanair Holdings PLC Sponsored ADR (*)	20,654	1,388,981
		3,602,355

Israel | 1.4%
Bank Leumi Le-Israel BM	170,457	1,525,394

Italy | 1.5%
Enel SpA	293,305	1,612,119

Japan | 15.2%
Asics Corp.	83,600	1,513,017
Bandai Namco Holdings, Inc.	22,300	1,575,552
Daikin Industries, Ltd.	9,300	1,492,610
Disco Corp.	6,600	1,554,743
Hitachi, Ltd.	22,000	1,042,387
Makita Corp.	31,300	781,040
MatsukiyoCocokara & Co.	46,200	1,868,533
Nexon Co., Ltd.	47,267	968,454
Olympus Corp.	99,200	1,994,989

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   17

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Shimano, Inc.	7,200	$1,217,941
Suzuki Motor Corp.	43,700	1,374,912
Yamaha Corp.	36,700	1,510,613
		16,894,791

Mexico | 1.3%
Arca Continental SAB de CV	222,800	1,468,013

Netherlands | 6.1%
Akzo Nobel NV	25,702	1,698,097
Koninklijke DSM NV	11,415	1,648,984
Universal Music Group NV	81,729	1,651,268
Wolters Kluwer NV	18,030	1,753,987
		6,752,336

Norway | 2.4%
Equinor ASA	39,605	1,377,677
Telenor ASA	97,122	1,293,769
		2,671,446

Portugal | 1.4%
Galp Energia SGPS SA	137,232	1,608,640

Singapore | 1.4%
DBS Group Holdings, Ltd.	72,860	1,559,525

South Africa | 1.5%
Anglo American PLC	47,205	1,685,450

South Korea | 1.6%
Osstem Implant Co., Ltd.	8,507	657,157
SK Hynix, Inc.	15,338	1,072,833
		1,729,990

Spain | 1.2%
Industria de Diseno Textil SA	58,920	1,334,387

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Sweden | 1.0%
Sandvik AB	69,920	$1,135,094

Switzerland | 3.7%
ABB, Ltd.	78,284	2,092,222
Roche Holding AG	6,010	2,006,304
		4,098,526

United Kingdom | 12.8%
3i Group PLC	96,831	1,308,152
Barclays PLC	772,539	1,446,313
BP PLC	268,821	1,266,117
Coca-Cola European Partners PLC	37,044	1,901,555
Compass Group PLC	75,122	1,537,962
Petershill Partners PLC	220,464	577,040
RELX PLC	111,172	3,002,086
Smith & Nephew PLC	105,222	1,471,121
Unilever PLC	38,413	1,748,335
		14,258,681

United States | 4.5%
Aon PLC, Class A	10,947	2,952,187
BRP, Inc.	12,655	778,845
Ferguson PLC	11,010	1,232,803
		4,963,835
Total Common Stocks (Cost $114,508,593)		109,086,446

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   19

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (concluded)

Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $2,809,681)	2,809,681	$2,809,681

Total Investments | 100.7% (Cost $117,318,274)		$111,896,127

Liabilities in Excess of Cash and Other Assets | (0.7)%		(818,469)

Net Assets | 100.0%		$111,077,658

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Retirement US Small-Mid Cap Equity Portfolio

Common Stocks | 96.3%

Aerospace & Defense | 2.4%
Curtiss-Wright Corp.	4,658	$615,135
HEICO Corp.	2,414	316,524
		931,659

Airlines | 1.0%
Alaska Air Group, Inc. (*)	9,666	387,123

Banks | 9.2%
Commerce Bancshares, Inc.	10,893	715,126
East West Bancorp, Inc.	10,578	685,454
Home BancShares, Inc.	38,150	792,376
Pinnacle Financial Partners, Inc.	10,126	732,211
Wintrust Financial Corp.	7,861	630,059
		3,555,226

Biotechnology | 1.7%
United Therapeutics Corp. (*)	2,863	674,637

Building Products | 4.4%
Armstrong World Industries, Inc.	8,212	615,571
Carlisle Cos., Inc.	2,499	596,286
PGT Innovations, Inc. (*)	28,815	479,482
		1,691,339

Capital Markets | 1.2%
Morningstar, Inc.	1,965	475,196

Chemicals | 2.5%
Ashland Global Holdings, Inc.	5,131	528,750
Ingevity Corp. (*)	6,660	420,512
		949,262

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   21

		Fair
Description	Shares	Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Communications Equipment | 2.3%
Ciena Corp. (*)	9,886	$451,790
F5, Inc. (*)	2,766	423,309
		875,099

Construction Materials | 0.9%
Eagle Materials, Inc.	3,045	334,767

Containers & Packaging | 2.8%
Avery Dennison Corp.	2,705	437,858
Graphic Packaging Holding Co.	31,903	654,012
		1,091,870

Electrical Equipment | 3.9%
Array Technologies, Inc. (*)	25,318	278,751
Atkore, Inc. (*)	5,095	422,936
EnerSys	8,043	474,216
GrafTech International, Ltd.	47,032	332,516
		1,508,419

Electronic Equipment, Instruments & Components | 1.9%
Cognex Corp.	9,429	400,921
Littelfuse, Inc.	1,262	320,599
		721,520

Energy Equipment & Services | 2.0%
Cactus, Inc., Class A	7,679	309,234
Liberty Energy, Inc. (*)	36,549	466,365
		775,599

Entertainment | 1.7%
Take-Two Interactive Software, Inc. (*)	5,253	643,650

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Equity Real Estate Investment Trusts (REITs) | 6.2%
Alexandria Real Estate Equities, Inc.	4,064	$589,402
Brixmor Property Group, Inc.	24,831	501,834
Camden Property Trust	4,258	572,616
Hudson Pacific Properties, Inc.	21,095	313,050
Summit Hotel Properties, Inc. (*)	56,225	408,756
		2,385,658

Food & Staples Retailing | 1.0%
US Foods Holding Corp. (*)	12,446	381,843

Food Products | 2.2%
Hostess Brands, Inc. (*)	21,180	449,228
Utz Brands, Inc.	30,338	419,271
		868,499

Gas Utilities | 2.1%
New Jersey Resources Corp.	17,832	794,059

Health Care Equipment & Supplies | 1.8%
Nevro Corp. (*)	4,452	195,131
QuidelOrtho Corp. (*)	5,313	516,317
		711,448

Health Care Providers & Services | 1.4%
Henry Schein, Inc. (*)	6,951	533,420

Health Care Technology | 1.0%
Certara, Inc. (*)	18,499	396,989

Hotels, Restaurants & Leisure | 1.8%
Brinker International, Inc. (*)	13,877	305,710
Wyndham Hotels & Resorts, Inc.	6,211	408,187
		713,897

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   23

		Fair
Description	Shares	Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Household Durables | 2.2%
Leggett & Platt, Inc.	14,520	$502,101
Newell Brands, Inc.	17,841	339,693
		841,794

Insurance | 3.7%
Brown & Brown, Inc.	13,077	762,912
Reinsurance Group of America, Inc.	5,616	658,701
		1,421,613

Interactive Media & Services | 2.1%
Cars.com, Inc. (*)	38,345	361,593
Ziff Davis, Inc. (*)	5,920	441,218
		802,811

IT Services | 3.1%
Amdocs, Ltd.	5,568	463,870
LiveRamp Holdings, Inc. (*)	10,966	283,032
Remitly Global, Inc.	22,866	175,154
Squarespace, Inc., Class A (*)	12,361	258,592
		1,180,648

Leisure Products | 2.4%
Brunswick Corp.	4,318	282,311
Hasbro, Inc.	8,115	664,456
		946,767

Life Sciences Tools & Services | 4.4%
AbCellera Biologics, Inc. (*)	27,985	298,040
Charles River Laboratories International, Inc. (*)	872	186,582
ICON PLC (*)	2,662	576,856
Sotera Health Co. (*)	16,497	323,176
Stevanato Group SpA	20,488	323,915
		1,708,569

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Machinery | 4.3%
Altra Industrial Motion Corp.	11,257	$396,809
Columbus McKinnon Corp.	14,508	411,592
Gates Industrial Corp. PLC (*)	26,514	286,617
The Middleby Corp. (*)	4,428	555,094
		1,650,112

Oil, Gas & Consumable Fuels | 3.0%
Antero Resources Corp. (*)	22,902	701,946
Magnolia Oil & Gas Corp., Class A	22,502	472,317
		1,174,263

Paper & Forest Products | 1.0%
Neenah, Inc.	11,257	384,314

Pharmaceuticals | 1.8%
Catalent, Inc. (*)	6,417	688,480

Professional Services | 2.7%
Leidos Holdings, Inc.	6,758	680,598
Sterling Check Corp.	21,350	348,219
		1,028,817

Semiconductors & Semiconductor Equipment | 2.0%
MKS Instruments, Inc.	5,362	550,302
ON Semiconductor Corp. (*)	4,124	207,478
		757,780

Software | 4.7%
CyberArk Software, Ltd. (*)	4,027	515,295
Dolby Laboratories, Inc., Class A	6,716	480,597
N-Able, Inc. (*)	41,304	371,736
PTC, Inc. (*)	4,124	438,546
		1,806,174

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   25

		Fair
Description	Shares	Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)

Specialty Retail | 2.4%
Five Below, Inc. (*)	3,178	$360,481
Leslie’s, Inc. (*)	29,768	451,878
Warby Parker, Inc., Class A (*)	11,269	126,889
		939,248

Textiles, Apparel & Luxury Goods | 1.1%
Tapestry, Inc.	13,598	415,011

Total Common Stocks (Cost $38,521,714)		37,147,580

Short-Term Investments | 3.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $1,444,378)	1,444,378	1,444,378

Total Investments | 100.0% (Cost $39,966,092)		$38,591,958

Cash and Other Assets in Excess of Liabilities | 0.0%		2,283

Net Assets | 100.0%		$38,594,241

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Common Stocks | 39.3%

Australia | 0.8%
Aristocrat Leisure, Ltd.	8,133	$193,155
BHP Group, Ltd.	14,206	409,170
BlueScope Steel, Ltd.	14,826	162,655
Charter Hall Long Wale REIT	21,040	61,938
CSL, Ltd.	1,279	237,649
Dexus REIT	51,351	314,415
Fortescue Metals Group, Ltd.	7,179	88,305
Rio Tinto PLC	4,550	272,068
Rio Tinto, Ltd.	2,607	186,758
Shopping Centres Australasia Property Group REIT	36,729	69,651
WiseTech Global, Ltd.	2,616	67,855
Woodside Energy Group, Ltd.	2,493	54,594
		2,118,213

Austria | 0.0%
Erste Group Bank AG	2,762	70,159

Belgium | 0.0%
Warehouses De Pauw CVA REIT	1,990	62,614

Canada | 1.6%
Alimentation Couche-Tard, Inc.	14,395	561,508
Birchcliff Energy, Ltd.	22,620	153,764
Canadian National Railway Co.	3,916	440,432
Canadian Natural Resources, Ltd.	1,795	96,457
Empire Co., Ltd., Class A	5,993	184,604
Fairfax Financial Holdings, Ltd.	156	82,666
Gildan Activewear, Inc.	3,718	107,017
H&R Real Estate Investment Trust	13,132	127,015
Hydro One, Ltd.	7,159	192,490
Loblaw Cos., Ltd.	9,918	894,485
Metro, Inc.	7,931	425,693

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   27

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Suncor Energy, Inc.	13,716	$481,211
The Toronto-Dominion Bank	6,916	453,551
Tourmaline Oil Corp.	3,863	200,863
		4,401,756

China | 0.2%
NXP Semiconductors NV	2,556	378,365
SITC International Holdings Co., Ltd.	38,000	107,671
Yangzijiang Shipbuilding Holdings, Ltd.	88,400	59,241
		545,277

Denmark | 0.6%
AP Moller-Maersk A/S, Class B	62	145,620
Carlsberg A/S, Class B Sponsored ADR	14,099	360,652
Novo Nordisk A/S, Class B	9,560	1,061,078
		1,567,350

France | 0.8%
Bureau Veritas SA ADR (*)	5,273	270,123
Cie de Saint-Gobain	4,998	217,105
Cie Generale des Etablissements Michelin SCA	1,612	44,326
Hermes International	53	59,876
Legrand SA ADR	15,309	225,042
LVMH Moet Hennessy Louis Vuitton SE ADR	2,647	323,516
Orange SA	17,925	210,795
Pernod Ricard SA Sponsored ADR	8,320	305,510
Societe Generale SA	8,326	182,602
Thales SA Sponsored ADR	14,647	358,705
TotalEnergies SE	1,992	105,002
		2,302,602

Germany | 0.4%
Daimler Truck Holding AG (*)	2,601	67,883
Deutsche Bank AG	9,344	81,419
Deutsche Post AG	14,208	532,308
Mercedes-Benz Group AG	1,099	63,599

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Merck KGaA Sponsored ADR	9,146	$308,037
Nemetschek SE	1,013	61,315
Telefonica Deutschland Holding AG	32,818	94,257
		1,208,818

Hong Kong | 0.3%
AIA Group, Ltd. Sponsored ADR	8,252	361,603
Jardine Matheson Holdings, Ltd.	1,300	68,422
Swire Pacific, Ltd., Class A	15,000	90,131
WH Group, Ltd.	285,500	220,889
		741,045

Israel | 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	91,952	143,281
Perion Network, Ltd. (*)	5,793	105,317
ZIM Integrated Shipping Services, Ltd.	2,333	110,187
		358,785

Italy | 0.0%
UniCredit SpA	7,399	70,949

Japan | 3.1%
Advantest Corp.	1,700	90,329
AGC, Inc.	1,700	59,816
Canon, Inc.	2,900	65,975
Cosmo Energy Holdings Co., Ltd.	2,000	55,567
Dai-ichi Life Holdings, Inc.	9,600	177,223
Daicel Corp.	12,500	77,357
Daiwa House Industry Co., Ltd.	13,300	310,193
Electric Power Development Co., Ltd.	35,300	583,691
ENEOS Holdings, Inc.	66,600	251,415
FUJIFILM Holdings Corp.	1,600	85,915
H.U. Group Holdings, Inc.	4,700	102,093
Hulic Co., Ltd.	9,000	69,709
Japan Post Bank Co., Ltd.	54,600	424,673
Japan Post Holdings Co., Ltd.	144,700	1,033,858

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   29

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Japan Post Insurance Co., Ltd.	17,800	$284,874
Japan Real Estate Investment Corp. REIT	24	110,388
Japan Tobacco, Inc.	8,800	152,211
Kaneka Corp.	4,100	101,011
KDDI Corp.	7,100	224,513
Lawson, Inc.	2,000	66,499
McDonald’s Holdings Co. Japan, Ltd.	5,300	192,951
Mitsubishi Electric Corp.	6,600	70,644
Mitsui & Co., Ltd.	3,400	75,081
Mitsui Chemicals, Inc.	3,300	70,359
Mizuho Financial Group, Inc.	29,100	330,904
MS&AD Insurance Group Holdings, Inc.	9,300	285,126
NGK Spark Plug Co., Ltd.	6,200	112,644
Nihon Kohden Corp.	4,500	92,072
Nintendo Co., Ltd.	100	43,219
Nintendo Co., Ltd. ADR	6,412	345,094
Nippon Building Fund, Inc. REIT	12	59,708
Nippon Telegraph & Telephone Corp.	2,900	83,265
Nisshinbo Holdings, Inc.	21,100	158,880
Olympus Corp. Sponsored ADR	17,571	353,528
Osaka Gas Co., Ltd.	16,500	316,900
Rengo Co., Ltd.	11,000	59,572
Shimano, Inc. ADR	14,804	250,040
Softbank Corp.	6,100	67,704
Sumco Corp.	5,300	68,199
Sumitomo Chemical Co., Ltd.	46,400	181,134
Sumitomo Mitsui Financial Group, Inc.	2,900	86,127
The Hachijuni Bank, Ltd.	22,100	81,478
The Shizuoka Bank, Ltd.	12,800	76,909
Tokyo Gas Co., Ltd.	22,800	471,719
Tokyu Fudosan Holdings Corp.	15,500	81,639
Toshiba Corp.	2,500	101,679
Yamazaki Baking Co., Ltd.	7,100	86,721
		8,530,606

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Malta | 0.0%
Kindred Group PLC	7,420	$61,716

Netherlands | 1.0%
Adyen NV (*)	90	132,301
ASML Holding NV	305	147,201
Eurocommercial Properties NV REIT	6,337	137,182
EXOR NV	1,853	116,299
ING Groep NV	7,878	78,185
Koninklijke KPN NV	19,796	70,615
NN Group NV	1,742	79,674
Shell PLC	27,833	726,316
Wolters Kluwer NV	3,542	344,571
Wolters Kluwer NV Sponsored ADR	7,818	760,926
		2,593,270

New Zealand | 0.1%
Spark New Zealand, Ltd.	56,253	168,616

Norway | 0.1%
Orkla ASA	20,884	167,162
Telenor ASA	4,259	56,735
		223,897

Portugal | 0.0%
Jeronimo Martins SGPS SA	3,203	69,619

Puerto Rico | 0.0%
OFG Bancorp	3,055	77,597

Singapore | 0.1%
Jardine Cycle & Carriage, Ltd.	3,600	73,360
Singapore Technologies Engineering, Ltd.	51,100	150,353
		223,713

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   31

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Spain | 0.3%
Banco Santander SA	120,459	$339,689
Corporacion Financiera Alba SA	457	24,962
Iberdrola SA	22,723	235,792
Industria de Diseno Textil SA ADR	19,107	216,100
		816,543

Sweden | 0.6%
Assa Abloy AB ADR	22,243	236,221
Epiroc AB ADR	31,214	481,944
Hexagon AB ADR	40,300	416,299
Lundin Energy AB	5,955	4,059
Lundin Energy MergerCo AB (¢)	5,955	231,110
Securitas AB Class B	9,110	79,093
Telefonaktiebolaget LM Ericsson, B Shares	13,911	103,827
		1,552,553

Switzerland | 0.9%
ABB, Ltd. Sponsored ADR	15,058	402,500
PSP Swiss Property AG	1,252	139,285
Roche Holding AG	3,765	1,256,861
Swatch Group AG ADR	30,775	365,299
Swisscom AG	533	295,030
		2,458,975

United Kingdom | 1.6%
Barclays PLC	80,026	149,821
BP PLC	21,977	103,509
Coca-Cola Europacific Partners PLC	7,157	369,373
Diageo PLC Sponsored ADR	3,496	608,723
Howden Joinery Group PLC	6,649	49,091
HSBC Holdings PLC	15,237	99,404
J Sainsbury PLC	50,935	126,525
National Grid PLC	9,674	123,975
Natwest Group PLC	87,689	233,267
RELX PLC Sponsored ADR	22,245	599,280

The accompanying notes are an integral part of these financial statements.

32   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Segro PLC REIT	6,541	$77,782
SSE PLC	12,402	245,189
Standard Chartered PLC	60,632	457,155
Unilever PLC	9,162	417,001
Unilever PLC Sponsored ADR	12,189	558,622
Virgin Money UK PLC	51,070	77,879
Vodafone Group PLC	58,250	89,859
		4,386,455

United States | 26.7%
A-Mark Precious Metals, Inc.	2,056	66,306
Academy Sports & Outdoors, Inc.	2,332	82,879
Accenture PLC, Class A	3,106	862,381
Activision Blizzard, Inc.	1,473	114,688
Adobe, Inc. (*)	199	72,846
AGCO Corp.	678	66,919
Airbnb, Inc. Class A (*)	713	63,514
Akamai Technologies, Inc. (*)	738	67,402
Albertsons Cos., Inc. Class A	3,316	88,604
Alleghany Corp. (*)	107	89,142
Allison Transmission Holdings, Inc.	1,739	66,865
Alphabet, Inc., Class A (*)	519	1,131,036
Alphabet, Inc., Class C (*)	595	1,301,533
Altria Group, Inc.	14,255	595,431
Amazon.com, Inc. (*)	8,280	879,419
Amdocs, Ltd.	2,172	180,949
AMERCO	159	76,039
Ameren Corp.	2,062	186,322
American Electric Power Co., Inc.	5,562	533,618
American Express Co.	1,468	203,494
American International Group, Inc.	2,324	118,826
AmerisourceBergen Corp.	1,702	240,799
AMN Healthcare Services, Inc. (*)	2,382	261,329
Amphenol Corp., Class A	7,328	471,777
Antero Resources Corp. (*)	2,484	76,135
Aon PLC, Class A	3,051	822,794

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   33

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

APA Corp.	2,714	$94,719
Apple, Inc.	23,760	3,248,467
Assurant, Inc.	1,500	259,275
Automatic Data Processing, Inc.	976	204,999
AutoZone, Inc. (*)	238	511,491
Avery Dennison Corp.	1,562	252,841
Bank of America Corp.	11,567	360,081
Becton, Dickinson & Co.	575	141,755
Berkshire Hathaway, Inc., Class B (*)	409	111,665
BJ’s Wholesale Club Holdings, Inc. (*)	3,258	203,039
BlueLinx Holdings, Inc. (*)	1,221	81,575
Booking Holdings, Inc. (*)	91	159,158
Booz Allen Hamilton Holding Corp.	6,243	564,117
Boston Scientific Corp. (*)	10,239	381,608
Bristol-Myers Squibb Co.	7,009	539,693
Broadcom, Inc.	1,329	645,641
BRP, Inc.	4,871	299,615
Brunswick Corp.	1,231	80,483
Cadence Design Systems, Inc. (*)	5,505	825,915
Cboe Global Markets, Inc.	4,079	461,702
CF Industries Holdings, Inc.	2,737	234,643
Charter Communications, Inc., Class A (*)	468	219,272
Chipotle Mexican Grill, Inc. (*)	59	77,128
Chubb, Ltd.	896	176,136
Cigna Corp.	1,145	301,730
Citigroup, Inc.	4,578	210,542
Citizens Financial Group, Inc.	1,123	40,080
CMS Energy Corp.	1,847	124,673
Coca-Cola Consolidated, Inc.	148	83,457
Cognizant Technology Solutions Corp., Class A	7,747	522,845
Colgate-Palmolive Co.	5,139	411,839
Comcast Corp., Class A	17,559	689,015
Corteva, Inc.	3,335	180,557
CorVel Corp. (*)	573	84,386
Costco Wholesale Corp.	310	148,577
Coterra Energy, Inc.	4,021	103,702

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Crowdstrike Holdings, Inc., Class A (*)	472	$79,560
CSG Systems International, Inc.	1,454	86,775
Cushman & Wakefield PLC (*)	6,611	100,752
CVS Health Corp.	8,533	790,668
D.R. Horton, Inc.	670	44,347
Danaher Corp.	245	62,112
Darden Restaurants, Inc.	821	92,872
Darling Ingredients, Inc. (*)	1,223	73,135
Dave & Buster’s Entertainment, Inc. (*)	1,909	62,577
Deere & Co.	973	291,384
Diamondback Energy, Inc.	1,658	200,867
Dick’s Sporting Goods, Inc.	824	62,105
Digital Realty Trust, Inc. REIT	961	124,767
DocuSign, Inc. (*)	589	33,797
Dollar General Corp.	2,714	666,124
Dow, Inc.	5,803	299,493
Duke Energy Corp.	957	102,600
Electronic Arts, Inc.	539	65,569
Elevance Health, Inc.	1,169	564,136
Eli Lilly & Co.	3,593	1,164,958
Emerson Electric Co.	920	73,177
EnLink Midstream LLC	7,594	64,549
EOG Resources, Inc.	985	108,783
EPAM Systems, Inc. (*)	502	147,980
Equitable Holdings, Inc.	2,693	70,207
Everest Re Group, Ltd.	1,010	283,083
Evergy, Inc.	2,373	154,838
Exelon Corp.	10,704	485,105
Expedia Group, Inc. (*)	2,219	210,428
Extra Space Storage, Inc. REIT	747	127,080
FactSet Research Systems, Inc.	364	139,983
Fidelity National Financial, Inc.	2,786	102,971
Fiserv, Inc. (*)	764	67,973
Flagstar Bancorp, Inc.	2,364	83,804
Flowers Foods, Inc.	10,435	274,649
FNB Corp.	10,175	110,501

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   35

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Fortinet, Inc. (*)	4,906	$277,581
FOX Corp., Class B	2,009	59,667
Freeport-McMoRan, Inc.	3,914	114,524
Gartner, Inc. (*)	303	73,274
General Mills, Inc.	1,552	117,098
Gilead Sciences, Inc.	4,778	295,328
GSK PLC	43,940	944,816
GoDaddy, Inc., Class A (*)	1,026	71,369
Grand Canyon Education, Inc. (*)	957	90,140
HCA Healthcare, Inc.	841	141,338
Henry Schein, Inc. (*)	2,870	220,244
Home Depot, Inc.	259	71,036
Houlihan Lokey, Inc.	754	59,513
Huntsman Corp.	4,789	135,768
Ingles Markets, Inc., Class A	1,093	94,818
Intel Corp.	7,413	277,320
Intercontinental Exchange, Inc.	7,979	750,345
International Game Technology PLC	3,740	69,414
IQVIA Holdings, Inc. (*)	3,945	856,026
Jack Henry & Associates, Inc.	896	161,298
Jackson Financial, Inc.	3,975	106,331
JB Hunt Transport Services, Inc.	2,297	361,709
Johnson & Johnson	8,144	1,445,641
Jones Lang LaSalle, Inc. (*)	343	59,977
JPMorgan Chase & Co.	923	103,939
Kellogg Co.	4,046	288,642
Keysight Technologies, Inc. (*)	4,431	610,813
Kforce, Inc.	1,046	64,162
Kimberly-Clark Corp.	3,405	460,186
KLA Corp.	270	86,152
Lattice Semiconductor Corp. (*)	3,189	154,666
Life Storage, Inc. REIT	1,989	222,092
Lockheed Martin Corp.	2,868	1,233,125
Lowe’s Cos., Inc.	3,751	655,187
LPL Financial Holdings, Inc.	460	84,861
LyondellBasell Industries NV, Class A	752	65,770

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Magnolia Oil & Gas Corp., Class A	5,766	$121,028
Marathon Oil Corp.	6,098	137,083
Markel Corp. (*)	61	78,888
Masco Corp.	4,915	248,699
MasterCard, Inc., Class A	802	253,015
Matson, Inc.	1,430	104,218
MaxLinear, Inc. (*)	1,758	59,737
McDonald’s Corp.	4,152	1,025,046
Medtronic PLC	1,650	148,087
Merck & Co., Inc.	15,594	1,421,705
Meta Platforms, Inc., Class A (*)	1,874	302,182
MetLife, Inc.	4,784	300,387
Micron Technology, Inc.	1,058	58,486
Microsoft Corp.	14,334	3,681,401
Molina Healthcare, Inc. (*)	314	87,798
Monolithic Power Systems, Inc.	617	236,953
Motorola Solutions, Inc.	4,226	885,770
National Fuel Gas Co.	6,036	398,678
NetApp, Inc.	1,624	105,950
NIKE, Inc., Class B	3,605	368,431
NiSource, Inc.	5,334	157,300
Northrop Grumman Corp.	239	114,378
NorthWestern Corp.	1,212	71,423
NRG Energy, Inc.	1,063	40,575
Nucor Corp.	1,464	152,856
NVIDIA Corp.	2,301	348,809
NVR, Inc. (*)	21	84,087
O’Reilly Automotive, Inc. (*)	637	402,431
Oasis Petroleum, Inc.	625	76,031
Occidental Petroleum Corp.	2,124	125,061
Old Dominion Freight Line, Inc.	168	43,055
Omnicom Group, Inc.	1,664	105,847
Otter Tail Corp.	1,573	105,595
Ovintiv, Inc.	3,678	162,531
Owens Corning	1,156	85,902
Paychex, Inc.	4,579	521,411

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   37

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Paycom Software, Inc. (*)	247	$69,190
PepsiCo, Inc.	1,961	326,820
Pfizer, Inc.	12,010	629,684
Piedmont Office Realty Trust, Inc. REIT Class A	6,369	83,561
Pinnacle West Capital Corp.	5,737	419,489
Portland General Electric Co.	1,571	75,926
Power Integrations, Inc.	735	55,132
Premier, Inc., Class A	2,143	76,462
PTC, Inc. (*)	3,882	412,812
Public Storage REIT	1,010	315,797
QIAGEN NV	1,606	75,422
QUALCOMM, Inc.	5,425	692,989
QuidelOrtho Corp. (*)	655	63,653
Regeneron Pharmaceuticals, Inc. (*)	171	101,083
Regions Financial Corp.	6,060	113,625
Republic Services, Inc.	6,327	828,014
Rockwell Automation, Inc.	1,575	313,913
S&P Global, Inc.	1,589	535,588
SBA Communications Corp. REIT	498	159,385
Sempra Energy	794	119,314
Service Corp. International	1,869	129,185
Sirius XM Holdings, Inc.	12,262	75,166
Six Flags Entertainment Corp. (*)	3,559	77,230
SLM Corp.	4,073	64,924
Southwestern Energy Co. (*)	9,034	56,463
SpartanNash Co.	2,539	76,602
State Street Corp.	1,094	67,445
Steel Dynamics, Inc.	1,737	114,903
Stellantis NV	24,474	304,790
Sturm Ruger & Co., Inc.	1,401	89,174
Synopsys, Inc. (*)	4,049	1,229,681
Target Corp.	275	38,838
Tesla, Inc. (*)	1,237	833,021
Tetra Tech, Inc.	558	76,195
Texas Instruments, Inc.	3,272	502,743
Texas Pacific Land Corp.	53	78,865

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Texas Roadhouse, Inc.	2,223	$162,724
The Charles Schwab Corp.	6,786	428,739
The Coca-Cola Co.	13,886	873,568
The Goldman Sachs Group, Inc.	553	164,252
The Hartford Financial Services Group, Inc.	1,187	77,665
The Hershey Co.	2,586	556,404
The Interpublic Group of Cos., Inc.	5,294	145,744
The Kroger Co.	1,338	63,328
The Mosaic Co.	3,792	179,096
The Procter & Gamble Co.	8,121	1,167,719
The TJX Cos., Inc.	2,482	138,620
The Toro Co.	749	56,767
The Travelers Cos., Inc.	407	68,836
Thermo Fisher Scientific, Inc.	1,532	832,305
TopBuild Corp. (*)	1,066	178,193
Tractor Supply Co.	1,187	230,100
Tyson Foods, Inc., Class A	3,329	286,494
Ulta Beauty, Inc. (*)	526	202,762
UMH Properties, Inc. REIT	3,926	69,333
UnitedHealth Group, Inc.	2,267	1,164,399
Valero Energy Corp.	1,752	186,203
Veeva Systems, Inc. Class A (*)	398	78,820
Verizon Communications, Inc.	20,724	1,051,743
Vertex Pharmaceuticals, Inc. (*)	582	164,002
Virtu Financial, Inc., Class A	2,434	56,980
Visa, Inc., Class A	4,124	811,974
Vistra Corp.	3,477	79,449
Warner Music Group Corp., Class A	6,127	149,254
Washington Federal, Inc.	6,398	192,068
Waste Management, Inc.	1,242	190,001
WEC Energy Group, Inc.	710	71,454
Wells Fargo & Co.	9,823	384,767
Werner Enterprises, Inc.	2,054	79,161
Westlake Corp.	671	65,771
Weyerhaeuser Co. REIT	4,434	146,854
WW Grainger, Inc.	336	152,688

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   39

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Xcel Energy, Inc.	2,116	$149,728
Zoetis, Inc.	3,890	668,652
		73,745,882
Total Common Stocks (Cost $95,429,581)		108,357,010

Description	Security Currency	Principal Amount (000)	Fair Value

Corporate Bonds | 22.2%

Australia | 0.4%
Telstra Corp., Ltd. MTN, 4.000%, 04/19/27	AUD	$1,600	$1,063,706

Canada | 0.8%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	2,465	2,223,435

France | 0.5%
Schneider Electric SE, 0.875%, 12/13/26	EUR	1,500	1,480,669

Germany | 0.5%
Mercedes-Benz Group AG MTN, 0.750%, 09/10/30	EUR	1,710	1,494,498

Netherlands | 0.9%
ING Groep NV MTN, 1.125% (SONIA + 0.905%), 12/07/28 (§)	GBP	2,300	2,341,773

Switzerland | 0.3%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	820	763,078

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

United Kingdom | 1.5%
Ashtead Capital, Inc., 4.250%, 11/01/29	USD	$1,795	$1,579,173
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	1,940	2,057,644
Unilever Capital Corp., 1.375%, 09/14/30	USD	675	548,723
			4,185,540

United States | 17.3%
Adobe, Inc., 2.300%, 02/01/30	USD	2,070	1,827,990
Alphabet, Inc., 1.100%, 08/15/30	USD	1,000	820,723
Amazon.com, Inc., 3.150%, 08/22/27	USD	845	821,571
American Express Co., 4.050%, 05/03/29	USD	1,685	1,652,057
Amgen, Inc., 3.000%, 02/22/29	USD	1,900	1,752,515
Apple, Inc., 3.000%, 06/20/27	USD	840	821,258
Ball Corp., 4.875%, 03/15/26	USD	1,195	1,175,581
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	1,070	1,045,656
1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	2,950	2,039,194
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	2,705	2,511,536
Clean Harbors, Inc., 4.875%, 07/15/27	USD	1,095	1,001,925
Dell International LLC, 5.300%, 10/01/29	USD	1,657	1,633,520
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	3,020	2,243,415

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   41

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Johnson Controls International PLC, 1.750%, 09/15/30	USD	$2,030	$1,650,499
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	2,625	2,488,769
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	1,848	1,752,902
McDonald’s Corp., 3.125%, 03/04/25	CAD	2,200	1,664,374
Microsoft Corp., 3.500%, 11/15/42	USD	860	761,378
Morgan Stanley, 3.625%, 01/20/27	USD	2,115	2,048,502
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	1,105	963,936
PepsiCo, Inc., 2.875%, 10/15/49	USD	1,010	801,906
Pfizer, Inc., 2.625%, 04/01/30	USD	2,025	1,848,982
Prologis LP REIT, 1.250%, 10/15/30	USD	3,195	2,525,617
Service Corp. International, 4.625%, 12/15/27	USD	1,195	1,123,300
Starbucks Corp., 4.450%, 08/15/49	USD	760	681,383
The Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	2,470	1,951,152
The Home Depot, Inc., 5.875%, 12/16/36	USD	870	1,000,309
The Procter & Gamble Co., 1.200%, 10/29/30	USD	1,095	894,169
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	2,015	1,744,408
United Rentals North America, Inc., 4.875%, 01/15/28	USD	1,240	1,172,395

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Verizon Communications, Inc., 3.875%, 02/08/29	USD	$2,539	$2,456,450
Visa, Inc., 0.750%, 08/15/27	USD	820	711,367
			47,588,739
Total Corporate Bonds (Cost $68,705,037)			61,141,438

Foreign Government Obligations | 24.8%

Australia | 1.4%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	2,670	1,468,312
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	4,360	2,380,731
			3,849,043

Bahamas | 0.5%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	1,815	1,316,215

Bermuda | 1.3%
Government of Bermuda:
3.717%, 01/25/27	USD	1,760	1,697,630
2.375%, 08/20/30 (#)	USD	2,390	1,996,098
			3,693,728

Canada | 3.6%
City of Vancouver, 2.900%, 11/20/25	CAD	2,060	1,570,190
Export Development Canada, 1.650%, 07/31/24	CAD	2,790	2,095,470
Province of British Columbia Canada, 3.200%, 06/18/44	CAD	2,250	1,494,698

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   43

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Province of Quebec:
2.500%, 04/20/26	USD	$1,405	$1,364,263
1.850%, 02/13/27	CAD	4,680	3,381,983
			9,906,604

Chile | 1.6%
Bonos de la Tesoreria de la Republica en pesos:
5.800%, 06/01/24	CLP	1,295,000	1,373,443
2.300%, 10/01/28	CLP	1,665,000	1,432,484
Republic of Chile, 0.830%, 07/02/31	EUR	1,945	1,588,317
			4,394,244

Colombia | 0.3%
Republic of Colombia, 9.850%, 06/28/27	COP	3,499,000	806,151

Costa Rica | 0.4%
Costa Rica Government International Bond, 6.125%, 02/19/31	USD	1,250	1,162,734

Czech Republic | 1.0%
Czech Republic, 1.000%, 06/26/26	CZK	79,800	2,834,070

France | 0.3%
Government of France, 1.750%, 06/25/39	EUR	775	756,330

Hungary | 0.7%
Hungary Government Bonds, 2.750%, 12/22/26	HUF	612,560	1,286,811
Hungary Government International Bond, 1.750%, 06/05/35	EUR	836	618,353
			1,905,164

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Ireland | 0.3%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	$765	$772,526

Japan | 1.1%
Japan International Cooperation Agency, 3.250%, 05/25/27	USD	3,100	3,059,638

Mexico | 1.3%
Mexican Bonos:
8.000%, 09/05/24	MXN	35,600	1,722,173
7.500%, 06/03/27	MXN	35,450	1,646,888
United Mexican States, 6.750%, 02/06/24	GBP	165	207,734
			3,576,795

Morocco | 0.5%
Morocco Government International Bond, 1.500%, 11/27/31	EUR	2,165	1,503,513

Netherlands | 0.3%
Nederlandse Waterschapsbank NV, 0.500%, 12/02/25 (#)	USD	840	765,967

New Zealand | 3.7%
Housing New Zealand, Ltd. MTN, 3.420%, 10/18/28	NZD	2,730	1,614,803
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	6,820	4,127,758
1.500%, 04/20/29	NZD	5,715	2,964,097
2.000%, 04/15/37	NZD	3,170	1,380,773
			10,087,431

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   45

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Norway | 0.5%
Oslo Kommune:
2.300%, 03/14/24	NOK	$3,000	$299,333
2.350%, 09/04/24	NOK	11,000	1,089,022
			1,388,355

Panama | 1.0%
Republic of Panama:
8.875%, 09/30/27	USD	1,395	1,642,874
3.875%, 03/17/28	USD	1,085	1,035,700
			2,678,574

Peru | 1.1%
Peru Government Bonds:
6.150%, 08/12/32	PEN	6,695	1,542,561
3.000%, 01/15/34	USD	1,960	1,608,180
			3,150,741

Poland | 0.6%
Poland Government Bonds, 6.680% (WIBOR 6 Month), 05/25/28 (§)	PLN	7,595	1,596,062

Portugal | 0.6%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	1,760	1,714,396

Singapore | 0.6%
Singapore Government Bond, 3.375%, 09/01/33	SGD	2,150	1,598,611

Spain | 0.6%
Spain Government Bond, 1.000%, 07/30/42	EUR	2,400	1,793,463

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Thailand | 0.6%
Thailand Government Bonds, 1.585%, 12/17/35	THB	$72,025	$1,644,425

United Kingdom | 0.9%
United Kingdom Gilt:
0.875%, 07/31/33	GBP	1,585	1,649,733
1.500%, 07/22/47	GBP	905	874,056
			2,523,789
Total Foreign Government Obligations (Cost $80,383,852)			68,478,569

Quasi Government Bonds | 0.8%

Germany | 0.8%
Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/29 (Cost $2,582,681)	USD	2,560	2,328,885

Supranational Bonds | 6.0%
Asian Development Bank, 2.125%, 03/19/25	USD	1,511	1,472,866
European Investment Bank, 1.000%, 01/28/28	CAD	2,985	2,034,911
Inter-American Development Bank, 7.875%, 03/14/23	IDR	40,710,000	2,778,309
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	1,052	644,766
International Bank for Reconstruction & Development:
1.900%, 01/16/25	CAD	3,430	2,568,689
2.900%, 11/26/25	AUD	2,098	1,403,336
1.250%, 03/16/26	NOK	16,660	1,579,462
1.125%, 09/13/28	USD	1,058	934,517

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   47

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

International Finance Corp.:
2.125%, 04/07/26	USD	$1,835	$1,766,591
1.500%, 04/15/35	AUD	3,131	1,482,936

Total Supranational Bonds (Cost $18,435,706)			16,666,383

US Municipal Bonds | 1.0%

California | 0.8%
State of California:
4.500%, 04/01/33	USD	900	921,646
7.550%, 04/01/39	USD	1,000	1,356,488
			2,278,134

New York | 0.2%
New York State Urban Development Corp., Series B, 3.900%, 03/15/33	USD	420	409,827

Total US Municipal Bonds (Cost $3,015,903)			2,687,961

US Treasury Securities | 1.7%
U.S. Treasury Bond, 1.750%, 08/15/41 (Cost $5,634,581)	USD	6,175	4,697,101

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Exchange-Traded Funds | 1.1%
iShares MSCI World ETF (Cost $2,366,010)	28,077	$3,000,870

Short-Term Investments | 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $7,803,612)	7,803,612	7,803,612

Total Investments | 99.7% (Cost $284,356,963) (»)		$275,161,829

Cash and Other Assets in Excess of Liabilities | 0.3%		723,153

Net Assets | 100.0%		$275,884,982

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   49

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at June 30, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	250,806	USD	174,100	HSB	07/13/22	$—	$977
AUD	784,313	USD	544,400	HSB	07/13/22	—	3,015
AUD	56,113	USD	38,969	HSB	09/28/22	—	210
AUD	632,429	USD	469,500	JPM	07/13/22	—	32,955
CAD	288,057	USD	229,100	HSB	07/13/22	—	5,306
CAD	407,373	USD	315,600	HSB	07/13/22	892	—
CAD	466,152	USD	366,600	HSB	07/13/22	—	4,442
CHF	52,111	USD	54,400	HSB	07/13/22	211	—
CHF	748,629	USD	807,366	HSB	07/13/22	—	22,817
CHF	16,100	USD	16,912	HSB	09/28/22	57	—
CHF	836,272	USD	901,630	JPM	07/13/22	—	25,233
CHF	258,686	USD	279,009	MSC	07/13/22	—	7,911
CLP	266,381,600	USD	307,600	CIT	07/13/22	—	17,762
CLP	666,112,360	USD	802,400	CIT	07/13/22	—	77,633
CNH	5,967,764	USD	892,600	HSB	07/13/22	—	951
CNH	11,111,858	USD	1,630,500	HSB	07/13/22	29,733	—
CNH	55,629,787	USD	8,685,640	HSB	07/13/22	—	373,941
CNH	13,752,167	USD	2,045,890	HSB	08/31/22	7,879	—
CNH	4,596,344	USD	717,659	JPM	07/13/22	—	30,914
COP	855,937,972	USD	205,705	HSB	07/28/22	—	402
COP	1,338,568,011	USD	324,895	HSB	07/28/22	—	3,830
CZK	1,533,882	USD	65,300	HSB	07/13/22	—	382
EUR	6,770,741	USD	7,401,368	CIT	07/13/22	—	302,396
EUR	263,692	USD	275,954	HSB	07/13/22	521	—
EUR	2,010,258	USD	2,122,700	HSB	07/13/22	—	14,989
EUR	15,688,171	USD	17,148,724	HSB	07/13/22	—	700,025
EUR	1,486,743	USD	1,578,349	HSB	09/28/22	—	10,825
GBP	41,800	USD	54,472	HSB	07/13/22	—	3,584
GBP	386,190	USD	484,200	HSB	07/13/22	—	14,047
GBP	425,614	USD	522,500	HSB	07/13/22	—	4,352
GBP	1,357,124	USD	1,765,130	JPM	07/13/22	—	112,949
IDR	4,057,521,534	USD	271,461	JPM	07/22/22	848	—
JPY	801,624,175	USD	6,413,610	CIT	07/13/22	—	502,817
JPY	100,296,149	USD	786,900	HSB	07/13/22	—	47,364
JPY	194,098,463	USD	1,436,900	HSB	07/13/22	—	5,711

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Report

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPY	1,784,005,413	USD	14,273,608	HSB	07/13/22	$—	$1,119,205
JPY	99,680,869	USD	780,700	JPM	07/13/22	—	45,701
JPY	207,076,150	USD	1,603,500	JPM	07/13/22	—	76,619
KRW	975,155,770	USD	770,600	JPM	07/22/22	—	19,398
KRW	2,403,069,782	USD	1,936,632	JPM	07/22/22	—	85,449
MXN	1,518,694	USD	76,200	HSB	07/13/22	—	787
MXN	15,215,417	USD	747,900	JPM	07/13/22	7,643	—
NZD	1,671,221	USD	1,073,927	CIT	11/10/22	—	31,829
NZD	103,560	USD	65,300	HSB	11/10/22	—	725
PLN	37,076	USD	8,597	HSB	07/13/22	—	333
PLN	193,696	USD	43,500	HSB	07/13/22	—	325
RON	817,094	USD	174,100	HSB	07/13/22	—	1,121
RON	3,288,957	USD	695,600	HSB	07/13/22	672	—
RON	3,761,064	USD	833,600	HSB	07/13/22	—	37,382
RON	4,091,665	USD	892,200	HSB	07/13/22	—	25,994
SEK	550,728	USD	54,400	HSB	07/13/22	—	551
SEK	6,754,894	USD	714,286	HSB	07/13/22	—	53,805
SEK	1,583,825	USD	167,422	JPM	07/13/22	—	12,559
THB	1,106,582	USD	33,186	JPM	10/12/22	—	1,736
USD	777,996	AUD	1,130,291	HSB	07/13/22	—	2,207
USD	1,638,939	AUD	2,194,645	HSB	07/13/22	124,047	—
USD	193,283	AUD	271,110	JPM	07/13/22	6,144	—
USD	202,887	AUD	274,978	JPM	07/13/22	13,078	—
USD	465,453	AUD	626,810	JPM	07/13/22	32,786	—
USD	707,630	AUD	1,014,457	JPM	07/13/22	7,383	—
USD	1,410,000	AUD	1,887,932	JPM	07/13/22	106,822	—
USD	1,954,887	AUD	2,617,580	MSC	07/13/22	148,057	—
USD	3,394,709	CAD	4,272,809	CIT	07/13/22	75,124	—
USD	261,637	CAD	338,158	CIT	09/28/22	—	1,108
USD	106,644	CAD	137,236	HSB	07/13/22	24	—
USD	7,607,757	CAD	9,575,047	HSB	07/13/22	168,814	—
USD	164,158	CAD	212,177	HSB	09/28/22	—	701
USD	883,269	CAD	1,139,167	JPM	07/13/22	—	1,760
USD	2,408,043	CAD	3,030,823	JPM	07/13/22	53,368	—
USD	1,151,131	CAD	1,448,846	MSC	07/13/22	25,508	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   51

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,116,400	CHF	1,048,016	MSC	07/13/22	$18,099	$—
USD	3,029,970	CLP	2,493,362,210	CIT	07/13/22	317,054	—
USD	193,100	CNH	1,237,713	HSB	07/13/22	8,172	—
USD	1,406,964	COP	5,615,617,034	HSB	07/28/22	60,016	—
USD	354,790	CZK	8,335,722	HSB	07/13/22	2,002	—
USD	1,713,362	CZK	38,773,159	HSB	07/13/22	72,389	—
USD	11,685	CZK	264,546	JPM	07/13/22	489	—
USD	271,552	DKK	1,902,977	HSB	09/28/22	1,756	—
USD	198,264	EUR	188,826	HSB	07/13/22	284	—
USD	1,134,968	EUR	1,075,969	HSB	07/13/22	6,839	—
USD	2,229,041	EUR	2,115,510	HSB	07/13/22	10,976	—
USD	2,457,240	EUR	2,247,958	HSB	07/13/22	100,307	—
USD	301,743	EUR	285,013	JPM	07/13/22	2,914	—
USD	207,483	GBP	169,765	HSB	07/13/22	808	—
USD	418,555	GBP	342,467	HSB	07/13/22	1,631	—
USD	1,682,172	GBP	1,290,845	HSB	07/13/22	110,680	—
USD	405,452	GBP	329,923	HSB	09/28/22	3,177	—
USD	470,820	HUF	166,072,513	HSB	07/13/22	32,421	—
USD	520,817	HUF	183,803,535	JPM	07/13/22	35,611	—
USD	786,000	IDR	11,507,040,000	JPM	07/22/22	13,738	—
USD	937,007	IDR	13,492,896,786	JPM	07/22/22	31,470	—
USD	122,898	JPY	15,360,780	CIT	07/13/22	9,635	—
USD	1,878,648	JPY	252,433,934	HSB	09/28/22	6,859	—
USD	960,900	JPY	126,404,473	JPM	07/13/22	28,854	—
USD	1,132,900	JPY	154,347,428	JPM	07/13/22	—	5,184
USD	136,964	JPY	18,404,035	SSB	09/28/22	499	—
USD	958,900	KRW	1,223,748,180	JPM	07/22/22	16,197	—
USD	1,304,973	MXN	26,436,064	HSB	07/13/22	—	7,748
USD	233,238	MXN	4,646,614	JPM	07/13/22	2,504	—
USD	653,898	MXN	13,255,228	JPM	07/13/22	—	4,309
USD	833,100	MXN	16,865,080	JPM	07/13/22	—	4,360
USD	645,795	NOK	5,684,100	HSB	07/13/22	68,650	—
USD	801,700	NOK	7,545,062	HSB	07/13/22	35,599	—
USD	94,569	NOK	937,510	JPM	07/13/22	—	622
USD	751,900	NOK	7,444,390	JPM	07/13/22	—	3,979

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Report

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	772,904	NOK	6,804,876	JPM	07/13/22	$81,959	$—
USD	1,558,699	NZD	2,425,613	CIT	11/10/22	46,197	—
USD	113,285	NZD	181,117	HSB	11/10/22	349	—
USD	6,006,487	NZD	9,348,604	HSB	11/10/22	177,121	—
USD	282,082	NZD	452,878	JPM	11/10/22	—	313
USD	2,487,930	NZD	3,872,205	JPM	11/10/22	73,399	—
USD	843,474	PEN	3,281,703	CIT	10/28/22	—	3,909
USD	731,888	PEN	2,843,020	HSB	10/28/22	—	2,221
USD	110,523	PLN	492,684	HSB	07/13/22	702	—
USD	964,165	PLN	4,158,091	HSB	07/13/22	37,314	—
USD	281,504	SGD	383,197	HSB	10/12/22	5,454	—
USD	1,158,722	SGD	1,577,490	JPM	10/12/22	22,322	—
USD	1,058,271	THB	35,277,461	HSB	10/12/22	55,662	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$2,309,720	$3,879,680

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   53

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

June 30, 2022 (unaudited)

(*)	Non-income producing security.

(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 8 in the Notes to Financial Statements.

(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2022, these securities amounted to 1.4% of net assets of Lazard Retirement Global Dynamic Multi-Asset Portfolio.

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2022.

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	—	American Depositary Receipt
CDOR	—	Canadian Dollar Offered Rate
GDR	—	Global Depositary Receipt
LIBOR	—	London Interbank Offered Rate
PJSC	—	Public Joint Stock Company
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
WIBOR	—	Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	—	Australian Dollar	JPY	—	Japanese Yen
CAD	—	Canadian Dollar	KRW	—	South Korean Won
CHF	—	Swiss Franc	MXN	—	Mexican New Peso
CLP	—	Chilean Peso	NOK	—	Norwegian Krone
CNH	—	Chinese Yuan Renminbi	NZD	—	New Zealand Dollar
COP	—	Colombian Peso	PEN	—	Peruvian Nuevo Sol
CZK	—	Czech Koruna	PLN	—	Polish Zloty
DKK	—	Danish Krone	RON	—	New Romanian Leu
EUR	—	Euro	SEK	—	Swedish Krone
GBP	—	British Pound Sterling	SGD	—	Singapore Dollar
HUF	—	Hungarian Forint	THB	—	Thai Baht
IDR	—	Indonesian Rupiah	USD	—	United States Dollar

Counterparty Abbreviations:
CIT	—	Citibank NA
HSB	—	HSBC Bank USA NA
JPM	—	JPMorgan Chase Bank NA
MSC	—	Morgan Stanley & Co.
SSB	—	State Street Bank and Trust Co.

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Report

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

Aerospace & Defense	—%	5.3%	0.7%
Air Freight & Logistics	—	—	0.2
Airlines	—	1.3	—
Auto Components	2.0	1.3	0.1
Automobiles	3.8	1.2	1.6
Banks	19.8	5.4	7.2
Beverages	—	6.1	1.3
Biotechnology	—	—	0.9
Building Products	—	1.3	0.9
Capital Markets	—	3.2	2.7
Chemicals	1.1	5.0	0.6
Commercial Services & Suppliers	—	—	1.4
Communications Equipment	—	—	0.4
Construction Materials	2.2	—	—
Consumer Finance	—	—	0.7
Containers & Packaging	—	—	0.5
Diversified Consumer Services	—	—	0.5
Diversified Financial Services	—	—	0.2
Diversified Telecommunication Services	3.3	1.2	2.1
Electric Utilities	—	1.5	1.0
Electrical Equipment	—	2.5	0.9
Electronic Equipment, Instruments & Components	2.3	—	0.8
Entertainment	—	2.4	0.3
Equity Real Estate Investment Trusts (REITs)	—	—	1.7
Food & Staples Retailing	—	1.7	1.8
Food Products	1.5	—	0.7
Gas Utilities	0.9	1.3	0.4
Health Care Equipment & Supplies	—	3.7	0.4
Health Care Providers & Services	3.2	—	1.5
Health Care Technology	—	—	—
Hotels, Restaurants & Leisure	1.1	1.4	1.7
Household Durables	2.7	—	0.1
Household Products	0.8	—	1.7
Independent Power & Renewable Electricity Producers	0.9	1.0	0.2
Industrial Conglomerates	0.9	0.9	0.1
Insurance	5.4	4.4	1.7
Interactive Media & Services	—	0.9	1.3
Internet & Direct Marketing Retail	—	1.6	0.6
IT Services	—	1.7	1.8
Leisure Products	—	4.6	0.3
Life Sciences Tools & Services	—	2.0	0.7

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   55

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

Machinery	1.6%	1.7%	1.6%
Marine	—	—	0.2
Media	—	—	0.5
Metals & Mining	3.9	1.5	0.5
Multiline Retail	—	—	0.3
Multi-Utilities	—	2.4	0.3
Oil, Gas & Consumable Fuels	8.1	7.5	1.5
Paper & Forest Products	0.6	—	—
Personal Products	3.2	1.6	0.4
Pharmaceuticals	0.8	7.1	4.1
Professional Services	—	4.3	0.9
Real Estate Management & Development	3.0	2.2	0.3
Road & Rail	—	—	0.4
Semiconductors & Semiconductor Equipment	9.9	3.3	1.4
Software	—	—	3.4
Specialty Retail	0.7	1.2	1.3
Technology Hardware, Storage & Peripherals	7.5	—	2.2
Textiles, Apparel & Luxury Goods	—	1.4	0.4
Thrifts & Mortgage Finance	—	—	—
Tobacco	0.8	—	0.3
Trading Companies & Distributors	—	1.1	0.5
Transportation Infrastructure	1.8	—	—
Wireless Telecommunication Services	1.9	—	0.1
Subtotal	95.7	98.2	62.3
Exchange-Traded Funds	—	—	1.1
Foreign Government Obligations	—	—	24.8
Supranationals	—	—	6.0
US Municipal Bonds	—	—	1.0
US Treasury Securities	—	—	1.7
Short-Term Investments	1.6	2.5	2.8
Total Investments	97.3%	100.7%	99.7%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Report

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Semi-Annual Report   57

Lazard Retirement Series, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2022	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio
ASSETS
Investments in securities, at fair value	$304,099,327	$111,896,127
Cash	—	—
Foreign currency, at fair value	377,996	83,095
Receivables for:
Investments sold	5,259,740	52,566
Dividends and interest	3,512,683	792,568
Capital stock sold	229,489	38,290
Tax reclaims	—	380,484
Gross unrealized appreciation on forward currency contracts	—	—
Other assets	—	2,716
Total assets	313,479,235	113,245,846

LIABILITIES
Payables for:
Management fees	270,269	61,067
Foreign capital gains taxes	89,321	27,878
Accrued custodian fees	80,325	14,162
Accrued professional services	53,033	32,672
Accrued distribution fees	52,795	24,568
Accrued administration fees	38,281	18,051
Accrued directors’ fees	898	—
Capital stock redeemed	294,143	280,397
Investments purchased	61,419	1,707,673
Gross unrealized depreciation on forward currency contracts	—	—
Other accrued expenses and payables	25,715	1,720
Total liabilities	966,199	2,168,188
Net assets	$312,513,036	$111,077,658

NET ASSETS
Paid in capital	$335,448,391	$98,959,237
Distributable earnings (Accumulated loss)	(22,935,355)	12,118,421
Net assets	$312,513,036	$111,077,658

Service Shares
Net assets	$227,251,379	$111,077,658
Shares of capital stock outstanding*	12,284,431	12,219,928
Net asset value, offering and redemption price per share	$18.50	$9.09

Investor Shares
Net assets	$85,261,657	—
Shares of capital stock outstanding*	4,651,690	—
Net asset value, offering and redemption price per share	$18.33	—

Cost of investments in securities	$311,797,055	$117,318,274
Cost of foreign currency	$378,086	$83,091

*	$0.001 par value, 2,550,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Report

Lazard Retirement US Small-Mid Cap Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

$38,591,958	$275,161,829
—	533,573
—	127,648

—	272,459
34,489	1,735,996
52,439	776,203
—	—

—	2,309,720
3,254	—
38,682,140	280,917,428

18,293	145,267
—	—
6,823	34,072
26,319	52,274
8,577	58,779
12,262	33,400
—	—
14,446	85,334
—	723,004

—	3,879,680
1,180	20,636
87,900	5,032,446
$38,594,240	$275,884,982

$28,804,706	$260,425,789
9,789,535	15,459,193
$38,594,241	$275,884,982

$38,594,241	$275,388,425
2,462,946	22,761,250

$15.67	$12.10

—	$496,557
—	40,932

—	$12.13

$39,966,092	$284,356,963
—	$127,687

Semi-Annual Report   59

Lazard Retirement Series, Inc. Statements of Operations (unaudited)

For the Six Months Ended June 30, 2022	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio

Investment Income (Loss)
Income
Dividends^	$10,669,792	$2,394,545
Interest	—	—
Total investment income*	10,669,792	2,394,545

Expenses
Management fees (Note 3)	1,809,025	465,244
Distribution fees (Service Shares)	330,042	155,081
Professional services	149,558	59,707
Custodian fees	90,665	32,551
Administration fees	31,634	15,280
Shareholders’ reports	14,958	6,473
Shareholders’ services	14,269	7,754
Directors’ fees and expenses	14,168	6,226
Other	7,343	3,433
Total gross expenses	2,461,662	751,749
Management fees waived and expenses reimbursed	—	(67,398)
Total net expenses	2,461,662	684,351
Net investment income (loss)	8,208,130	1,710,194
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	(5,233,474)	(458,364)
Foreign currency transactions	(87,697)	(47,637)
Forward currency contracts	—	—
Total net realized gain (loss)	(5,321,171)	(506,001)
Net change in unrealized appreciation (depreciation) on:
Investments†	(61,389,423)	(24,872,989)
Foreign currency translations	(3,643)	(50,804)
Forward currency contracts	—	—
Total net change in unrealized appreciation (depreciation)	(61,393,066)	(24,923,793)
Net realized and unrealized gain (loss)	(66,714,237)	(25,429,794)
Net increase (decrease) in net assets resulting from operations	$(58,506,107)	$(23,719,600)
*^ Net of foreign withholding taxes of	$1,119,080	$(104,825)
** Net of foreign capital gains taxes of	$61,875	$55
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$187,642	$(3,876)

^	Dividend income for Lazard Retirement International Equity Portfolio includes $386,968 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $282,143. Refer to Note 2(b) in the Notes to Financial Statements for further information.

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Report

Lazard Retirement US Small-Mid Cap Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

$233,321	$1,789,287
—	1,930,162
233,321	3,719,449

171,416	1,214,389
57,139	378,861
32,480	112,852
14,229	83,470
10,383	27,996
6,154	10,333
7,280	11,628
3,878	11,675
2,296	5,596
305,255	1,856,800
(42,417)	(263,296)
262,838	1,593,504
(29,517)	2,125,945

428,522	10,985,520
—	(1,960)
—	(2,394,174)
428,522	8,589,386

(10,179,188)	(69,217,501)
—	(35,875)
—	(1,746,088)

(10,179,188)	(70,999,464)
(9,750,666)	(62,410,078)

$(9,780,183)	$(60,284,133)
$176	$102,855
$—	$—

$—	$—

Semi-Annual Report   61

Lazard Retirement Series, Inc. Statements of Changes in Net Assets

	Lazard Retirement
	Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,208,130	$13,063,662
Net realized gain (loss)	(5,321,171)	42,198,438
Net change in unrealized appreciation (depreciation)	(61,393,066)	(27,712,742)
Net increase (decrease) in net assets resulting from operations	(58,506,107)	27,549,358
Distributions to shareholders (Note 2(e))
From net investment income and net realized gains
Service Shares	—	(6,663,744)
Investor Shares	—	(2,391,204)
Net decrease in net assets resulting from distributions	—	(9,054,948)
Capital stock transactions
Net proceeds from sales
Service Shares	18,622,999	47,673,921
Investor Shares	6,897,242	10,393,410
Net proceeds from reinvestment of distributions
Service Shares	—	6,663,744
Investor Shares	—	2,391,204
Cost of shares redeemed
Service Shares	(39,558,731)	(142,804,621)
Investor Shares	(10,096,086)	(37,682,045)
Net increase (decrease) in net assets from capital stock transactions	(24,134,576)	(113,364,387)
Total increase (decrease) in net assets	(82,640,683)	(94,869,977)
Net assets at beginning of period	395,153,719	490,023,696
Net assets at end of period	$312,513,036	$395,153,719
Shares issued and redeemed
Service Shares
Shares outstanding at beginning of period	13,291,351	17,272,471
Shares sold	908,129	2,144,597
Shares issued to shareholders from reinvestment of distributions	—	306,520
Shares redeemed	(1,915,049)	(6,432,237)
Net increase (decrease)	(1,006,920)	(3,981,120)
Shares outstanding at end of period	12,284,431	13,291,351
Investor Shares
Shares outstanding at beginning of period	4,833,215	5,987,048
Shares sold	317,884	464,939
Shares issued to shareholders from reinvestment of distributions	—	111,219
Shares redeemed	(499,409)	(1,729,991)
Net increase (decrease)	(181,525)	(1,153,833)
Shares outstanding at end of period	4,651,690	4,833,215

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Report

Lazard Retirement		Lazard Retirement
International Equity Portfolio		US Small-Mid Cap Equity Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

$1,710,194	$3,893,164	$(29,517)	$(89,420)
(506,001)	12,903,487	428,522	11,387,184
(24,923,793)	(8,828,818)	(10,179,188)	(1,693,472)

(23,719,600)	7,967,833	(9,780,183)	9,604,292

—	(3,045,787)	—	(83,939)
—	—	—	—
—	(3,045,787)	—	(83,939)

4,738,197	20,051,064	3,127,695	5,692,653
—	—	—	—

—	3,045,787	—	83,939
—	—	—	—

(9,549,482)	(33,985,889)	(6,374,803)	(14,966,206)
—	—	—	—

(4,811,285)	(10,889,038)	(3,247,108)	(9,189,614)
(28,530,885)	(5,966,992)	(13,027,291)	330,739
139,608,543	145,575,535	51,621,532	51,290,793
$111,077,658	$139,608,543	$38,594,241	$51,621,532

12,692,339	13,703,186	2,651,650	3,153,046
471,670	1,798,881	175,451	304,839

—	276,387	—	4,617
(944,081)	(3,086,115)	(364,155)	(810,852)
(472,411)	(1,010,847)	(188,704)	(501,396)
12,219,928	12,692,339	2,462,946	2,651,650

—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

Semi-Annual Report   63

	Lazard Retirement Global Dynamic Multi-Asset Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,125,945	$2,853,297
Net realized gain (loss)	8,589,386	23,506,170
Net change in unrealized appreciation (depreciation)	(70,999,464)	12,770,165
Net increase (decrease) in net assets resulting from operations	(60,284,133)	39,129,632

Distributions to shareholders (Note 2(e))
From net investment income and net realized gains
Service Shares	—	(9,725,319)
Investor Shares	—	(11,252)
Net decrease in net assets resulting from distributions	—	(9,736,571)

Capital stock transactions
Net proceeds from sales
Service Shares	11,888,369	13,754,558
Investor Shares	78,635	413,218
Net proceeds from reinvestment of distributions
Service Shares	—	9,725,319
Investor Shares	—	11,252
Cost of shares redeemed
Service Shares	(20,081,585)	(63,932,621)
Investor Shares	(23,703)	(112,123)
Net increase (decrease) in net assets from capital stock transactions	(8,138,284)	(40,140,397)
Total increase (decrease) in net assets	(68,422,417)	(10,747,336)
Net assets at beginning of period	344,307,399	355,054,735
Net assets at end of period	$275,884,982	$344,307,399
Shares issued and redeemed
Service Shares
Shares outstanding at beginning of period	23,354,843	26,229,857
Shares sold	915,031	976,231
Shares issued to shareholders from reinvestment of distributions	—	687,302
Shares redeemed	(1,508,624)	(4,538,547)
Net increase (decrease)	(593,593)	(2,875,014)
Shares outstanding at end of period	22,761,250	23,354,843

Investor Shares
Shares outstanding at beginning of period	36,797	14,719
Shares sold	5,910	29,191
Shares issued to shareholders from reinvestment of distributions	—	794
Shares redeemed	(1,775)	(7,907)
Net increase (decrease)	4,135	22,078
Shares outstanding at end of period	40,932	36,797

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Report

Lazard Retirement Series, Inc. Financial Highlights (unaudited)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Service Shares
Net asset value, beginning of period	$21.86	$21.12	$22.00	$18.80	$23.59	$18.78
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.46	0.61	0.36	0.43	0.42	0.31
Net realized and unrealized gain (loss)	(3.82)	0.55	(0.75)	2.95	(4.80)	4.89
Total from investment operations	(3.36)	1.16	(0.39)	3.38	(4.38)	5.20
Less distributions from:
Net investment income	—	(0.42)	(0.49)	(0.18)	(0.41)	(0.39)
Total distributions	—	(0.42)	(0.49)	(0.18)	(0.41)	(0.39)
Net asset value, end of period	$18.50	$21.86	$21.12	$22.00	$18.80	$23.59
Total Return (b)	–15.37%	5.52%	–1.32%	18.14%	–18.56%	27.76%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$227,251	$290,586	$364,846	$410,188	$403,949	$942,572
Ratios to average net assets (c):
Net expenses	1.43%	1.38%	1.43%	1.42%	1.36%	1.38%
Gross expenses	1.43%	1.38%	1.43%	1.43%	1.36%	1.38%
Net investment income (loss)	4.46%	2.72%	1.95%	2.10%	1.89%	1.45%
Portfolio turnover rate	14%	35%	27%	19%	16%	10%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   65

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Investor Shares
Net asset value, beginning of period	$21.64	$20.91	$21.78	$18.58	$23.31	$18.56
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.49	0.66	0.41	0.47	0.45	0.37
Net realized and unrealized gain (loss)	(3.80)	0.55	(0.75)	2.91	(4.72)	4.83
Total from investment operations	(3.31)	1.21	(0.34)	3.38	(4.27)	5.20
Less distributions from:
Net investment income	—	(0.48)	(0.53)	(0.18)	(0.46)	(0.45)
Total distributions	—	(0.48)	(0.53)	(0.18)	(0.46)	(0.45)
Net asset value, end of period	$18.33	$21.64	$20.91	$21.78	$18.58	$23.31
Total Return (b)	–15.30%	5.80%	–1.03%	18.36%	–18.32%	28.07%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$85,262	$104,568	$125,178	$174,389	$165,177	$238,656
Ratios to average net assets (c):
Net expenses	1.18%	1.14%	1.18%	1.18%	1.11%	1.14%
Gross expenses	1.18%	1.14%	1.18%	1.18%	1.11%	1.14%
Net investment income (loss)	4.75%	2.97%	2.28%	2.37%	2.09%	1.74%
Portfolio turnover rate	14%	35%	27%	19%	16%	10%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(c)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

66   Semi-Annual Report

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Service Shares
Net asset value, beginning of period	$11.00	$10.62	$10.37	$8.60	$10.83	$11.57
Income (Loss) from investment operations:
Net investment income (loss)	0.15 *	0.31 *	0.11	0.20	0.18	0.31
Net realized and unrealized gain (loss)	(2.06)	0.31	0.68	1.60	(1.70)	2.24
Total from investment operations	(1.91)	0.62	0.79	1.80	(1.52)	2.55
Less distributions from:
Net investment income	—	(0.11)	(0.22)	(0.03)	(0.17)	(0.33)
Net realized gains	—	(0.13)	(0.32)	—	(0.54)	(2.96)
Total distributions	—	(0.24)	(0.54)	(0.03)	(0.71)	(3.29)
Net asset value, end of period	$9.09	$11.00	$10.62	$10.37	$8.60	$10.83
Total Return (a)	–17.36%*	5.83%*	8.24%	21.00%	–13.91%**	22.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$111,078	$139,609	$145,576	$152,725	$169,698	$221,307
Ratios to average net assets (b):
Net expenses	1.10%	1.10%	1.17%	1.12%	1.12%	1.11%
Gross expenses	1.21%	1.18%	1.27%	1.20%	1.14%	1.12%
Net investment income (loss)	2.76%*	2.73%*	0.88%	1.87%	1.62%	1.11%
Portfolio turnover rate	18%	37%	33%	32%	33%	44%

†	Unaudited.
*	Includes $0.03 of refunds received as a result of European Union dividend withholding tax reclaims filings. There was a 0.28% and 0.29% impact on the total return of the Portfolio for the period ended June 30, 2022 and year ended December 31, 2021, respectively. There was a 0.62% and 0.26% impact on the net investment income (loss) ratio of the Portfolio for the period ended June 30, 2022 and year ended December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
**	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and was recorded in the period received. There was a 0.10% impact on the total return of the Portfolio.
(a)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(b)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   67

LAZARD RETIREMENT US SMALL - MID CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20*	12/31/19*	12/31/18*	12/31/17*
Service Shares
Net asset value, beginning of period	$19.47	$16.27	$16.46	$12.92	$16.66	$16.18
Income (Loss) from investment operations:
Net investment income (loss)	(0.01)	(0.03)	0.03	0.04	0.02	0.02
Net realized and unrealized gain (loss)	(3.79)	3.26	0.87	3.80	(2.08)	2.14
Total from investment operations	(3.80)	3.23	0.90	3.84	(2.06)	2.16
Less distributions from:
Net investment income	—	(0.01)	(0.03)	—	— (a)	(0.06)
Net realized gains	—	(0.02)	(1.06)	(0.30)	(1.68)	(1.62)
Total distributions	—	(0.03)	(1.09)	(0.30)	(1.68)	(1.68)
Net asset value, end of period	$15.67	$19.47	$16.27	$16.46	$12.92	$16.66
Total Return (b)	–19.52%	19.87%	6.76%	29.93%	–13.24%	13.95%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,594	$51,622	$51,291	$59,460	$51,793	$66,869
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.19%
Gross expenses	1.34%	1.29%	1.33%	1.27%	1.23%	1.25%
Net investment income (loss)	–0.13%	–0.17%	0.15%	0.27%	0.14%	0.09%
Portfolio turnover rate	22%	61%	71%	60%	81%	79%

†	Unaudited.
*	On December 4, 2020, the Portfolio effected a 1:2 reverse share split. All per share data prior to December 4, 2020 has been adjusted to reflect the reverse share split.
(a)	Amount is less than $0.01 per share.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(c)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

68   Semi-Annual Report

LAZARD RETIREMENT GLOBAL DYNAMIC MULTI-ASSET PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Service Shares
Net asset value, beginning of period	$14.72	$13.53	$13.65	$11.61	$13.49	$11.82
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.12	0.10	0.16	0.16	0.17
Net realized and unrealized gain (loss)	(2.71)	1.48	— (b)	1.91	(1.06)	2.25
Total from investment operations	(2.62)	1.60	0.10	2.07	(0.90)	2.42
Less distributions from:
Net investment income	—	(0.41)	(0.08)	(0.01)	(0.18)	—
Net realized gains	—	—	(0.14)	(0.02)	(0.80)	(0.75)
Total distributions	—	(0.41)	(0.22)	(0.03)	(0.98)	(0.75)
Net asset value, end of period	$12.10	$14.72	$13.53	$13.65	$11.61	$13.49
Total Return (c)	–17.80%	11.94%	0.81%	17.79%	–6.57%	20.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$275,388	$343,765	$354,856	$400,694	$386,902	$384,208
Ratios to average net assets (d):
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.22%	1.20%	1.22%	1.20%	1.17%	1.19%
Net investment income (loss)	1.40%	0.82%	0.75%	1.23%	1.22%	1.28%
Portfolio turnover rate	52%	75%	177%	115%	110%	104%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   69

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			Period Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18*
Investor Shares
Net asset value, beginning of period	$14.75	$13.53	$13.65	$11.61	$11.61
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.14	0.12	0.14	—
Net realized and unrealized gain (loss)	(2.72)	1.49	— (b)	1.93	— (b)
Total from investment operations	(2.62)	1.63	0.12	2.07	— (b)
Less distributions from:
Net investment income	—	(0.41)	(0.10)	(0.01)	—
Net realized gains	—	—	(0.14)	(0.02)	—
Total distributions	—	(0.41)	(0.24)	(0.03)	—
Net asset value, end of period	$12.13	$14.75	$13.53	$13.65	$11.61
Total Return (c)	–17.76%	12.16%	0.96%	17.79%	0.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$497	$543	$199	$32	$1
Ratios to average net assets (d):
Net expenses	0.90%	0.90%	0.90%	0.90%	0.00%
Gross expenses	1.89%	2.21%	4.14%	84.50%	0.00%
Net investment income (loss)	1.58%	0.95%	0.93%	1.05%	0.00%
Portfolio turnover rate	52%	75%	177%	115%	NA

†	Unaudited
*	The inception date for the Investor Shares was December 31, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(d)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

70   Semi-Annual Report

Lazard Retirement Series, Inc. Notes to Financial Statements

June 30, 2022 (unaudited)

1. Organization

Lazard Retirement Series, Inc. was incorporated in Maryland on February 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund, comprised of twenty-two no-load portfolios (each referred to as a “Portfolio”), is currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis. Currently only the following four Portfolios, each of which is “diversified”, as defined in the 1940 Act, are offered: Lazard Retirement Emerging Markets Equity Portfolio (“Emerging Markets Equity Portfolio”), Lazard Retirement International Equity Portfolio (“International Equity Portfolio”), Lazard Retirement US Small-Mid Cap Equity Portfolio (“US Small-Mid Cap Equity Portfolio”), and Lazard Retirement Global Dynamic Multi-Asset Portfolio (“Global Dynamic Multi-Asset Portfolio”). Each of the other eighteen Portfolios had not commenced operations as of June 30, 2022. Effective January 31, 2006, the Fund designated its existing class of shares as Service Shares and commenced offering Investor Shares. Investor Shares and Service Shares are identical, except as to the services offered to, and expenses borne by, each class of shares. As of June 30, 2022, only the Emerging Markets Equity and Global Dynamic Multi-Asset Portfolios had issued Investor Shares.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946.The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-

Semi-Annual Report   71

US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities trading in a particular non-US country or countries, may not take place on all business days in New York and on which the NAV of a Portfolio is calculated.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).The fair value of non-US securities may be determined with the assistance of an independent pricing

72   Semi-Annual Report

service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Certain non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The Valuation Committee of the Investment Manager, which is subject to the oversight of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income,

Semi-Annual Report   73

net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statement of Operations. Such amounts, if and when recorded, would reduce foreign withholding taxes and increase dividend income, potentially resulting in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio

74   Semi-Annual Report

records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2022, the Global Dynamic Multi-Asset Portfolio traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2021, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

Emerging Markets Equity	$9,423,868	$17,225,916

During the year ended December 31, 2021, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amount

Emerging Markets Equity	$42,312,147
Global Dynamic Multi-Asset	6,456,811

Semi-Annual Report   75

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2021, the Portfolios had no such losses to defer.

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets Equity	$311,797,055	$36,756,462	$44,454,190	$ (7,697,728)
International Equity	117,318,274	10,687,677	16,109,824	(5,422,147)
US Small-Mid Cap Equity	39,966,092	4,136,350	5,510,484	(1,374,134)
Global Dynamic Multi-Asset	284,356,963	22,730,807	33,495,901	(10,765,094)

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For each Portfolio, income dividends if any, will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

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Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, certain expenses, currency straddles, wash sales, passive foreign investment companies, distributions redesignations, return of capital distributions, premium amortization, non-deductible organization expenses and distributions from real estate investment trusts. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(f) Allocation of Expenses—Expenses common to the Fund, The Lazard Funds, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Service Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes (if applicable) based upon the relative net assets of each class.

(g) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(h) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m.

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Eastern time).The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objective(s), policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Emerging Markets Equity	1.00%
International Equity	0.75
US Small-Mid Cap Equity	0.75
Global Dynamic Multi-Asset	0.80

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until April 29, 2023 (or such other date as indicated below) if the aggregate direct expenses of the Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite

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the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Service Shares	Investor Shares

Emerging Markets Equity	1.45%	1.20%
International Equity	1.10	N/A
US Small-Mid Cap Equity	1.15	N/A
Global Dynamic Multi-Asset(a)	1.05	0.90
(a)	This agreement will continue in effect until April 29, 2032 for Investor Shares.

During the period ended June 30, 2022, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Service Shares		Investor Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

International Equity	$67,398	$—	$—	$—
US Small-Mid Cap Equity	42,417	—	—	—
Global Dynamic Multi-Asset	260,770	—	2,033	493

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Service Shares, for certain distribution activities

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and providing services to holders of the Portfolio’s Service Shares. The Distributor may make payments to participating insurance companies or to other third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

DST is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. Effective January 2022, the annual compensation for each Director who is not an affiliated person of the Investment Manager or any of its affiliates that is payable by all of the funds in the Lazard Fund Complex is comprised of: (1) an annual fee of $245,000, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional fees for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings or incurred in connection with work performed on behalf of the Board. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statement of Operations of each Portfolio shows the Independent Directors’ compensation and expenses paid by each Portfolio.

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5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2022 were as follows:

Portfolio	Purchases	Sales

Emerging Markets Equity	$48,472,245	$64,395,270
International Equity	21,711,955	22,657,117
US Small-Mid Cap Equity	9,917,619	13,969,832
Global Dynamic Multi-Asset	152,788,691	171,234,463

	US Treasury Securities
Portfolio	Purchases	Sales

Global Dynamic Multi-Asset	$4,508,355	$ —

For the period ended June 30, 2022, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a

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Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the effects of such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact a Portfolio and its investments.

(b) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

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(d) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

(e) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

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Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivatives transactions.

(f) Derivatives and Hedging Risk—Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities, indexes, currencies and structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of, and default by, the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of, or default by, the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any

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losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to segregate liquid assets or enter into offsetting positions or otherwise cover its obligations, in accordance with applicable regulations while the positions are open. New Rule 18f-4 under the 1940 Act, with which investment companies must comply beginning in August 2022, relates to the use of derivatives and certain other transactions by registered investment companies, and will rescind and withdraw applicable guidance and relief regarding these asset segregation and coverage practices. Rule 18f-4 will regulate the use of derivatives for certain funds and may require and, in some cases limit, a Portfolio to alter, perhaps materially, its use of derivatives.

(g) ETF Risk—Shares of exchange-traded funds (“ETFs”) may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in ETFs are subject to the risks of the ETFs’ investments, as well as to the general risks of investing in ETFs. Portfolio shares will bear not only a Portfolio’s management fees and operating expenses, but also a Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which a Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in ETFs (subject to certain exceptions), Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12, subject to certain limitations and conditions.

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(h) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

(i) Sector Risk—Implementation of certain Portfolios’ investment strategy may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular market sector, and a Portfolio would be expected to be affected by developments in that sector.

(j) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers,

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dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(k) Geopolitical Risk—As a result of the ongoing armed conflict between Russia and Ukraine, the United States, the United Kingdom, the European Union, and several other nations have announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, as well as upon certain banks, companies, government officials, and other individuals in or affiliated with Russia and Belarus. The ongoing conflict and the evolving response measures may continue to have a negative impact on the economy and business activity globally (including in the countries in which the Portfolios invest), and therefore, could adversely affect the performance of the Portfolios’ investments. The severity and duration of the conflict is unknown and could continue to impact global economic and market conditions adversely. Management will continue to seek to assess the potential impacts on valuation and liquidity and will take any actions needed in accordance with procedures already approved by the Board of Directors.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and

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refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2022:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30,2022
Emerging Markets Equity Portfolio
Common Stocks*
Austria	$—	$1,970,136	$—	$1,970,136
Brazil	35,300,280	—	—	35,300,280
China	—	80,543,417	—	80,543,417
Egypt	1,814	2,738,145	—	2,739,959
Greece	—	3,466,096	—	3,466,096
Hong Kong	—	3,413,183	—	3,413,183
Hungary	—	3,488,179	—	3,488,179
India	—	21,685,855	—	21,685,855
Indonesia	3,755,640	9,603,320	—	13,358,960
Mexico	15,164,190	—	—	15,164,190
Portugal	—	7,986,430	—	7,986,430
Russia	—	—	2	2
South Africa	—	23,215,188	—	23,215,188
South Korea	—	44,058,484	—	44,058,484
Taiwan	—	32,790,966	—	32,790,966
Thailand	—	5,292,729	—	5,292,729
United Kingdom	—	4,750,554	—	4,750,554
Short-Term Investments	4,874,719	—	—	4,874,719
Total	$59,096,643	$245,002,682	$2	$304,099,327

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30,2022
International Equity Portfolio
Common Stocks*
Canada	$5,385,558	$—	$—	$5,385,558
China	1,005,668	5,778,147	—	6,783,815
Denmark	—	2,458,245	—	2,458,245
Finland	—	2,450,935	—	2,450,935
France	—	13,736,356	—	13,736,356
Germany	—	8,913,845	—	8,913,845
Hong Kong	—	1,025,942	—	1,025,942
India	—	1,431,168	—	1,431,168
Ireland	3,602,355	—	—	3,602,355
Israel	—	1,525,394	—	1,525,394
Italy	—	1,612,119	—	1,612,119
Japan	—	16,894,791	—	16,894,791
Mexico	1,468,013	—	—	1,468,013
Netherlands	—	6,752,336	—	6,752,336
Norway	—	2,671,446	—	2,671,446
Portugal	—	1,608,640	—	1,608,640
Singapore	—	1,559,525	—	1,559,525
South Africa	—	1,685,450	—	1,685,450
South Korea	657,157	1,072,833	—	1,729,990
Spain	—	1,334,387	—	1,334,387
Sweden	—	1,135,094	—	1,135,094
Switzerland	—	4,098,526	—	4,098,526
United Kingdom	—	14,258,681	—	14,258,681
United States	3,731,032	1,232,803	—	4,963,835
Short-Term Investments	2,809,681	—	—	2,809,681
Total	$18,659,464	$93,236,663	$—	$111,896,127

US Small-Mid Cap Equity Portfolio
Common Stocks*	$37,147,580	$—	$—	$37,147,580
Short-Term Investments	1,444,378	—	—	1,444,378
Total	$38,591,958	$—	$—	$38,591,958

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30,2022
Global Dynamic Multi-Asset Portfolio
Assets:
Common Stocks*
Australia	$—	$2,118,213	$—	$2,118,213
Austria	—	70,159	—	70,159
Belgium	—	62,614	—	62,614
Canada	4,401,756	—	—	4,401,756
China	378,365	166,912	—	545,277
Denmark	360,652	1,206,698	—	1,567,350
France	1,482,896	819,706	—	2,302,602
Germany	308,037	900,781	—	1,208,818
Hong Kong	361,603	379,442	—	741,045
Israel	215,504	143,281	—	358,785
Italy	—	70,949	—	70,949
Japan	948,662	7,581,944	—	8,530,606
Malta	—	61,716	—	61,716
Netherlands	760,926	1,832,344	—	2,593,270
New Zealand	—	168,616	—	168,616
Norway	—	223,897	—	223,897
Portugal	—	69,619	—	69,619
Puerto Rico	77,597	—	—	77,597
Singapore	—	223,713	—	223,713
Spain	216,100	600,443	—	816,543
Sweden	1,134,464	186,979	231,110	1,552,553
Switzerland	767,799	1,691,176	—	2,458,975
United Kingdom	2,135,998	2,250,457	—	4,386,455
United States	72,420,854	1,325,028	—	73,745,882
Corporate Bonds*	—	61,141,438	—	61,141,438
Foreign Government Obligations*	—	68,478,569	—	68,478,569
Quasi Government Bonds*	—	2,328,885	—	2,328,885
Supranational Bonds	—	16,666,383	—	16,666,383
US Municipal Bonds	—	2,687,961	—	2,687,961
US Treasury Securities	—	4,697,101	—	4,697,101
Exchange-Traded Funds	3,000,870	—	—	3,000,870
Short-Term Investments	7,803,612	—	—	7,803,612
Other Financial Instruments†
Forward Currency Contracts	—	2,309,720	—	2,309,720
Total	$96,775,695	$180,464,744	$231,110	$277,471,549
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(3,879,680)	$—	$(3,879,680)
Total	$—	$(3,879,680)	$—	$(3,879,680)

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

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Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

9. Derivative Instruments

The Global Dynamic Multi-Asset Portfolio may use derivative instruments, including forward currency contracts.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

During the period ended June 30, 2022, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$78,700,000
Average amounts sold	$66,100,000

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022:

Assets—Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$2,309,720

Liabilities—Derivative Financial Instruments
Forward currency contracts	Unrealized depreciation on forward currency contracts	$3,879,680

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$(2,394,174)

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$(1,746,088)

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None of the other Portfolios traded in derivative instruments during the period ended June 30, 2022.

As of June 30, 2022, the Global Dynamic Multi-Asset Portfolio held derivative instruments that are eligible for offset in its Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of June 30, 2022:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$2,309,720	$—	$2,309,720

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank NA	$448,010	$(448,010)	$—	$—
HSBC Bank USA NA	1,132,018	(1,132,018)	—	—
JPMorgan Chase Bank NA	537,529	(464,040)	—	73,489
Morgan Stanley & Co.	191,664	(7,911)	—	183,753
State Street Bank and Trust Co.	499	—	—	499
Total	$2,309,720	$(2,051,979)	$—	$257,741

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$3,879,680	$—	$3,879,680

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		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Citibank NA	$937,454	$(448,010)	$—	$489,444
HSBC Bank USA NA	2,470,275	(1,132,018)	—	1,338,257
JPMorgan Chase Bank NA	464,040	(464,040)	—	—
Morgan Stanley & Co.	7,911	(7,911)	—	—
Total	$3,879,680	$(2,051,979)	$—	$1,827,701

10. Accounting Pronouncements

On March 12, 2020, the Financial Accounting Standards Board (“FASB”) concluded its reference rate reform project with the issuance of Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU No. 2020-04”). ASU No. 2020-04 provides elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank offered reference rates as of the end of 2021. ASU No. 2020-04 was initially intended to be effective for certain reference rate-related contract modifications that had occurred since March 12, 2020 and that would continue to occur, through December 31, 2022, but FASB has voted to extend the grace period for complete adoption of ASU No. 2020-04 to December 31, 2024, after the UK Financial Conduct Authority delayed the intended cessation date of certain tenors of USD LIBOR to June 30, 2023. Management has adopted ASU No. 2020-04.

11. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

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Lazard Retirement Series, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

All Portfolios except Lazard Retirement US Systematic Small Cap Equity Portfolio

At meetings of the Board held on June 1, 2022 and June 28, 2022, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 28, 2022 meeting, additional information requested by the Independent Directors at the June 1, 2022 meeting.

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Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients. As of March 31, 2022, the Lazard Funds complex of 35 active funds comprised approximately $23 billion of the approximately $253 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; trends in recent years in the number of personnel involved in providing services to the Portfolios and the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; Portfolio asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically pro-

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vided to a $23 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

Only the Emerging Markets Equity, Global Dynamic Multi-Asset, International Equity and US Small-Mid Cap Equity Portfolios (the “active Portfolios”) had commenced operations. For all other Portfolios (the “inactive Portfolios”) the Board determined to defer consideration of advisory fees in the Management Agreement (and review of net expense ratios) until a Portfolio was to commence operations, at which time current information regarding the advisory fee and the estimated net expense ratio would be considered. Accordingly, the following discussion of advisory fees, expense ratios and performance was limited to those of the four active Portfolios (and therefore all references in the discussion to one or more Portfolios refer to active Portfolio(s) unless otherwise stated), although it was noted that the Investment Manager proposed to lower the expense limitation for the Emerging Markets Core Equity, Emerging Markets Strategic Equity, Global Strategic Equity and International Equity Advantage Portfolios (all inactive Portfolios).

Strategic Insight Advisory Fee and Expense Ratio Comparisons.

The Board reviewed, for each Portfolio, information prepared by Strategic Insight, an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) to those of:

●	a group of variable annuity underlying funds (i.e., funds offered only through variable annuity contracts, variable life insurance policies and/or certain qualified pension or retirement plans or other accounts permitting accumulation of assets on a tax-deferred basis) not advised by the Investment Manager that were selected by Strategic Insight as comparable to the Portfolio, for expense comparison purposes, based on Strategic Insight’s methodology (the “Expense Peer Group”); and

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●	the variable annuity underlying funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third party service that ranks and rates funds (“Morningstar”), with certain exclusions as specified by Strategic Insight (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the Strategic Insight advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fees and net expense ratios of most of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the active and inactive Portfolios, pursuant to which the Investment Manager was waiving advisory fees and/or reimbursing expenses for three of the four Portfolios. The Board also received a description of Strategic Insight’s methodology for its construction of Expense Peer Groups and a summary of how the methodology was applied.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

Strategic Insight Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a

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quarterly basis, information prepared by Strategic Insight including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2022, as applicable, compared to performance for the same time periods of that of:

●	a group of variable annuity underlying funds not advised by the Investment Manager that were selected by Strategic Insight as comparable to the Portfolio, for performance comparison purposes, based on Strategic Insight’s methodology (the “Performance Peer Group”);

●	the variable annuity underlying funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

The Board also received a description of Strategic Insight’s methodology for its construction of Performance Peer Groups and a summary of how the methodology was applied, including, for each Portfolio, deviations from Strategic Insights’ stated methodology and the reasons therefor.

When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations, as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each active Portfolio concerning the estimated profitabil-

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ity percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2021 and the Investment Manager’s cost allocation methodology to compute an estimate of each active Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the active Portfolios’ brokerage allocation, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios other than, in connection with the management of certain active Portfolios, the benefit of soft dollar commissions. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Service Shares.

The profitability percentages were within or below ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each active Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each active Portfolio. Representatives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s

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assets increase or by instituting management fees at inception that account for future scale. As the assets of each active Portfolio as of the end of the most recently completed calendar year had either decreased (or not increased significantly from the Portfolio’s assets as of the end of the previous calendar year) and/or had not reached a significant size, the potential that the Investment Manager may have realized any material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $253 billion global asset management business.

●	For the active Portfolios, the Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each active Portfolio, concluded that the investment performance of each active Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board accepted that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

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●	The Board recognized that economies of scale may be realized, particularly as the assets of the active Portfolios increase, and determined that it would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement. Such other information included the investment performance of the active Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The rule is designed to promote effective liquidity risk management and reduce liquidity risk – i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

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The Board approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administrator, the Investment Manager delegates the day-to-day activities required by the LRMP to a Valuation and Liquidity Committee comprised of various Fund officers and senior personnel of the Investment Manager. In addition, the Fund has contracted with a third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that, among other things, addresses the operation of the LRMP and assesses its adequacy and effectiveness of implementation and any material changes to the LRMP. The Board received a written report in June 2022 (the “Annual Report”). The Annual Report included, among other things, a statement that the Investment Manager, as the Program Administrator, acting primarily through the Valuation and Liquidity Committee, has reviewed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. There were no material compliance matters relating to compliance with Rule 22e-4 identified in the Annual Report.

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Lazard Retirement Series, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP
Eleven Times Square
New York, New York 10036-8299
www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.

LZDPS010

We Recycle This document is printed on recycled paper.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date August 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date August 23, 2022

By /s/ Christopher Snively

Christopher Snively

Chief Financial Officer

Date August 23, 2022